UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05446
Intermediate Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class A
| AIBAX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America

(the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	0.65%
Management's discussion of fund performance
The fund’s Class A shares gained 4.52% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class A (with sales charge) *	1.95%	0.32%	1.55%
Intermediate Bond Fund of America — Class A (without sales charge) *	4.52%	0.82%	1.81%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class C
| IBFCX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 138	1.35%
Management's discussion of fund performance
The fund’s Class C shares gained 3.88% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For
information
on returns for additional
periods
, including the fund
lifetime
, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class C (with sales charge) *	2.88%	0.13%	1.21%
Intermediate Bond Fund of America — Class C (without sales charge) *	3.88%	0.13%	1.21%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class T
| TIBBX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 36	0.35%
Management's discussion of fund performance
The fund’s Class T shares gained 4.92% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class T (with sales charge) 2	2.34%	0.63%	1.94%
Intermediate Bond Fund of America — Class T (without sales charge) 2	4.92%	1.14%	2.25%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.69%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	4.48%	0.72%	1.99%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class F-1
| IBFFX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 69	0.67%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 4.50% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class F-1 *	4.50%	0.81%	1.78%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class F-2
| IBAFX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America

(the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 37	0.36%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 4.83% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund
lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class F-2 *	4.83%	1.11%	2.07%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees
and
expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class F-3
| IFBFX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 25	0.24%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 5.03% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on
returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class F-3 2	5.03%	1.24%	2.35%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.76%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	4.48%	0.72%	2.00%
1
Class F-3
shares
were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any m atter
of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-A
| CBOAX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 65	0.64%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 4.54% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-A (with sales charge) *	1.96%	0.32%	1.52%
Intermediate Bond Fund of America — Class 529-A (without sales charge) *	4.54%	0.82%	1.78%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-C
| CBOCX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 143	1.40%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 3.83% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-C (with sales charge) *	2.83%	0.07%	1.40%
Intermediate Bond Fund of America — Class 529-C (without sales charge) *	3.83%	0.07%	1.40%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and e xp
enses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no ex pe
nses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-E
| CBOEX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 85	0.83%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 4.34% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-E *	4.34%	0.63%	1.58%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee w aiv
ers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-T
| TIIBX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 41	0.40%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 4.86% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class 529-T (with sales charge) 2	2.28%	0.55%	1.88%
Intermediate Bond Fund of America — Class 529-T (without sales charge) 2	4.86%	1.06%	2.18%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.69%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	4.48%	0.72%	1.99%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-F-1
| CBOFX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 48	0.47%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 4.79% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-F-1 *	4.79%	1.00%	1.99%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results
assume
all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-F-2
| FFOOX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 35	0.34%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 4.93% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Intermediate Bond Fund of America — Class 529-F-2 2	4.93%	1.18%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.60) %
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	4.48%	0.78%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class 529-F-3
| FIFBX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 31	0.30%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 4.88% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Intermediate Bond Fund of America — Class 529-F-3 2	4.88%	1.20%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.60) %
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	4.48%	0.78%
1
Class 529-F-3
shares were
first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-1
| RBOAX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 134	1.31%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 3.92% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-1 *	3.92%	0.15%	1.08%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expense
s. I
nvestors can
not
invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-2
| RBOBX
for the year ended August 31, 2025
This
annual shareholder report
contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 134	1.31%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 3.93% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-2 *	3.93%	0.16%	1.09%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and ther efor
e, has no expenses.
Inv
estors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-2E
| REBBX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 104	1.02%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 4.22% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-2E *	4.22%	0.44%	1.39%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has n
o
expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-3
| RBOCX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 91	0.89%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 4.28% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-3 *	4.28%	0.57%	1.53%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume
all distributions
are reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-4
| RBOEX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 60	0.59%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 4.58% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-4 *	4.58%	0.87%	1.83%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results
assume all distributions
are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-5E
| RBOHX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 41	0.40%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 4.79% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class R-5E 2	4.79%	1.07%	2.08%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.81%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	4.48%	0.72%	1.92%
1
Class R-5E
shares were
first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-5
| RBOFX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 31	0.30%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 4.97% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-5 *	4.97%	1.18%	2.14%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all
distributions
are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-023-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Intermediate Bond Fund of America
®
Class R-6
| RBOGX
for the year ended August 31, 2025
This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 25	0.24%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 4.95% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-6 *	4.95%	1.22%	2.19%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%
Portfolio holdings
by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-023-1025 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2025	176,000	2,000	10,000	None
August 31, 2024	324,000	4,000	9,000	None
Adviser and Affiliates2
August 31, 2025	Not Applicable	1,614,000	4,000	None
August 31, 2024	Not Applicable	2,489,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
August 31, 2025	1,630,000
August 31, 2024	2,514,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Intermediate Bond Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended August 31, 2025
Lit. No. MFGEFP4-023-1025 © 2025 Capital Group. All rights reserved.

Investment portfolio August 31, 2025

Bonds, notes & other debt instruments 93.27%	Principal amount (000)	Value (000)
Mortgage-backed obligations 36.90%
Federal agency mortgage-backed obligations 27.65%
Fannie Mae Pool #AB4213 3.00% 1/1/2027 (a)	USD94	$93
Fannie Mae Pool #AJ9184 3.50% 1/1/2027 (a)	287	284
Fannie Mae Pool #AB4920 3.00% 4/1/2027 (a)	1,199	1,186
Fannie Mae Pool #MA2973 3.00% 4/1/2027 (a)	— (b)	— (b)
Fannie Mae Pool #AX3593 3.00% 6/1/2027 (a)	484	479
Fannie Mae Pool #AO7778 3.00% 7/1/2027 (a)	160	158
Fannie Mae Pool #310129 3.50% 7/1/2027 (a)	604	600
Fannie Mae Pool #AB7551 3.00% 1/1/2028 (a)	69	68
Fannie Mae Pool #AR9883 3.00% 4/1/2028 (a)	33	33
Fannie Mae Pool #AT0321 3.50% 4/1/2028 (a)	87	86
Fannie Mae Pool #AT4968 3.00% 5/1/2028 (a)	126	123
Fannie Mae Pool #AB9654 3.00% 6/1/2028 (a)	1,164	1,147
Fannie Mae Pool #AB9935 3.00% 7/1/2028 (a)	1,154	1,137
Fannie Mae Pool #AS0192 3.00% 8/1/2028 (a)	1,782	1,755
Fannie Mae Pool #AS0113 3.50% 8/1/2028 (a)	794	785
Fannie Mae Pool #AU6794 3.00% 9/1/2028 (a)	4	4
Fannie Mae Pool #AU6682 3.00% 9/1/2028 (a)	1	1
Fannie Mae Pool #AU6684 3.50% 9/1/2028 (a)	2,700	2,674
Fannie Mae Pool #AS0503 3.50% 9/1/2028 (a)	2,140	2,120
Fannie Mae Pool #AU8095 3.50% 9/1/2028 (a)	260	256
Fannie Mae Pool #AS0756 3.00% 10/1/2028 (a)	1,814	1,785
Fannie Mae Pool #AU7549 3.50% 10/1/2028 (a)	888	877
Fannie Mae Pool #AS1063 3.00% 11/1/2028 (a)	2,841	2,795
Fannie Mae Pool #AS1071 3.50% 11/1/2028 (a)	1,376	1,364
Fannie Mae Pool #AS0904 3.50% 11/1/2028 (a)	1,373	1,361
Fannie Mae Pool #AS0905 3.50% 11/1/2028 (a)	1,285	1,274
Fannie Mae Pool #AV0637 3.50% 11/1/2028 (a)	121	120
Fannie Mae Pool #AS1296 3.00% 12/1/2028 (a)	2,137	2,101
Fannie Mae Pool #AV4997 3.50% 1/1/2029 (a)	1,534	1,519
Fannie Mae Pool #AL4843 3.50% 2/1/2029 (a)	1,777	1,761
Fannie Mae Pool #AS1641 3.50% 2/1/2029 (a)	1,237	1,225
Fannie Mae Pool #AS1639 3.50% 2/1/2029 (a)	681	672
Fannie Mae Pool #AW1249 3.00% 5/1/2029 (a)	225	220
Fannie Mae Pool #AL5688 3.50% 8/1/2029 (a)	2,612	2,588
Fannie Mae Pool #AX1256 3.50% 8/1/2029 (a)	242	239
Fannie Mae Pool #AX1293 3.50% 9/1/2029 (a)	996	985
Fannie Mae Pool #AL6368 3.00% 10/1/2029 (a)	745	730
Fannie Mae Pool #AL6140 3.50% 12/1/2029 (a)	4,024	3,980
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (a)	41	41
Fannie Mae Pool #AY2719 3.00% 2/1/2030 (a)	69	68
Fannie Mae Pool #AZ3371 3.50% 7/1/2030 (a)	2,167	2,146
Fannie Mae Pool #AL7141 3.50% 7/1/2030 (a)	671	662
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (a)	62	61
Fannie Mae Pool #BM3501 3.00% 4/1/2032 (a)	70	69
Fannie Mae Pool #BJ9182 3.00% 5/1/2033 (a)	679	662
Fannie Mae Pool #BN3184 3.00% 6/1/2033 (a)	139	135
Fannie Mae Pool #BJ6880 3.00% 6/1/2033 (a)	18	17
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	2	2
Fannie Mae Pool #MA3463 4.00% 9/1/2033 (a)	5,588	5,592
Fannie Mae Pool #BN1087 4.00% 1/1/2034 (a)	6	6
Fannie Mae Pool #BK0499 3.00% 12/1/2034 (a)	56	53
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	3,436	3,259
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	19	19
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	3,247	3,048
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (a)	4,807	4,513
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	952	894
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (a)	427	400
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)	15	16
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	30	30
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (a)	5,432	5,611
Fannie Mae Pool #DC3296 6.00% 9/1/2039 (a)	856	884
Fannie Mae Pool #DC3299 6.00% 9/1/2039 (a)	803	831

Intermediate Bond Fund of America	1

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	USD133	$136
Fannie Mae Pool #DC9687 6.00% 12/1/2039 (a)	1,915	1,986
Fannie Mae Pool #DC9688 6.00% 12/1/2039 (a)	1,097	1,134
Fannie Mae Pool #DC9263 6.00% 12/1/2039 (a)	233	242
Fannie Mae Pool #DC9689 6.00% 1/1/2040 (a)	2,139	2,222
Fannie Mae Pool #DD0877 6.00% 1/1/2040 (a)	1,810	1,870
Fannie Mae Pool #DD0876 6.00% 1/1/2040 (a)	1,268	1,315
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	47	48
Fannie Mae Pool #CC0032 6.00% 2/1/2040 (a)	173	179
Fannie Mae Pool #MA5632 6.00% 2/1/2040 (a)	53	54
Fannie Mae Pool #FA0743 6.00% 3/1/2040 (a)	11,186	11,554
Fannie Mae Pool #MA5662 6.00% 3/1/2040 (a)	3,003	3,102
Fannie Mae Pool #AB1084 5.50% 5/1/2040 (a)	92	95
Fannie Mae Pool #MA5773 6.00% 7/1/2040 (a)	26	27
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (a)	2,190	1,906
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (a)	2,476	2,172
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (a)	23,364	20,090
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	208	212
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (a)	11,025	9,480
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	9,029	7,763
Fannie Mae Pool #BT5941 2.00% 7/1/2041 (a)	4,317	3,712
Fannie Mae Pool #MA4407 2.00% 8/1/2041 (a)	83,103	71,456
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (a)	7,529	6,474
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	143	139
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	89	90
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (a)	19,720	16,825
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	55	56
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (a)	33,746	28,017
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (a)	4,058	3,489
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	121	123
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (a)	1,532	1,316
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (a)	294	276
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (a)	136	127
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	39	37
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	56	52
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (a)	1,252	1,179
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	410	385
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	65	61
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (a)	41	38
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (a)	84	79
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	738	688
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	27,478	25,606
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (a)	996	896
Fannie Mae Pool #AS8583 3.50% 1/1/2047 (a)	10,020	9,257
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (a)	1,258	1,131
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	629	582
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	175	162
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	88	81
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	80	75
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	23	21
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	36	34
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	786	749
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (a)	16,607	15,361
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	462	427
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	460	438
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	615	587
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	182	173
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	98	97
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (a)	1,785	1,851
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	7,088	6,610
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	4,738	4,392
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	1,226	1,134
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	6,259	5,803
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	3,478	3,217
Fannie Mae Pool #CA5333 3.00% 3/1/2050 (a)	35,815	31,757
Fannie Mae Pool #CA5338 3.00% 3/1/2050 (a)	11,567	10,078

2	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA5731 3.00% 5/1/2050 (a)	USD24,514	$21,512
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	3,523	2,985
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)	524	436
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)	151	131
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	9,730	8,248
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)	75	65
Fannie Mae Pool #CA7021 2.00% 9/1/2050 (a)	2,120	1,693
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	269	236
Fannie Mae Pool #BQ3114 2.00% 10/1/2050 (a)	46	37
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)	123	107
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (a)	8,229	6,934
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)	5,010	4,255
Fannie Mae Pool #FM4969 2.00% 12/1/2050 (a)	4,255	3,436
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	1,626	1,305
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (a)	4,701	4,191
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)	80	70
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	543	532
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	5,546	4,450
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (a)	409	341
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)	44	38
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	160	127
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	15,756	13,314
Fannie Mae Pool #BR4075 2.00% 3/1/2051 (a)	13,899	11,214
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	2,495	1,984
Fannie Mae Pool #BR4694 2.00% 3/1/2051 (a)	49	39
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	4	3
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	12,434	9,914
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	5,313	4,257
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	77	61
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	19,125	16,984
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	1,248	1,092
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	152	133
Fannie Mae Pool #CB0449 2.00% 5/1/2051 (a)	35,797	28,639
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	1,996	1,587
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (a)	3,191	2,678
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	4,309	3,426
Fannie Mae Pool #BQ7411 2.00% 6/1/2051 (a)	2,336	1,870
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	820	681
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	113	99
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (a)	3,851	3,081
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	152	122
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	1,285	1,088
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (a)	616	512
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	573	476
Fannie Mae Pool #FM7886 2.50% 7/1/2051 (a)	144	121
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (a)	36	30
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (a)	1,122	892
Fannie Mae Pool #FM8320 2.50% 8/1/2051 (a)	240	200
Fannie Mae Pool #BR2258 2.50% 8/1/2051 (a)	146	122
Fannie Mae Pool #CB1621 2.00% 9/1/2051 (a)	12,142	9,654
Fannie Mae Pool #BQ6558 2.50% 9/1/2051 (a)	1,734	1,441
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (a)	854	710
Fannie Mae Pool #FM8980 2.50% 9/1/2051 (a)	788	657
Fannie Mae Pool #CB1793 2.50% 10/1/2051 (a)	704	585
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	5,172	4,135
Fannie Mae Pool #BU6503 2.00% 11/1/2051 (a)	528	422
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	349	279
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	7,649	6,481
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	3,601	3,063
Fannie Mae Pool #FM9481 2.50% 11/1/2051 (a)	997	829
Fannie Mae Pool #CB2049 2.50% 11/1/2051 (a)	120	100
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (a)	8,430	7,406
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (a)	3,663	3,227
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (a)	1,045	922
Fannie Mae Pool #BQ6858 2.00% 12/1/2051 (a)	5,159	4,102
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	1,604	1,282

Intermediate Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB3000 2.00% 12/1/2051 (a)	USD955	$762
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (a)	23,058	19,731
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	13,586	11,468
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (a)	12,362	10,456
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (a)	12,300	10,388
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (a)	5,930	5,009
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (a)	4,642	3,933
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (a)	4,635	3,921
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	3,933	3,339
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (a)	998	829
Fannie Mae Pool #BU7607 2.50% 12/1/2051 (a)	355	295
Fannie Mae Pool #FM9921 3.00% 12/1/2051 (a)	8,149	7,068
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	5,339	4,736
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (a)	1,083	954
Fannie Mae Pool #FM9906 3.00% 12/1/2051 (a)	34	29
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (a)	5,849	4,651
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (a)	3,792	3,015
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	1,582	1,260
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (a)	2,525	2,099
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (a)	516	429
Fannie Mae Pool #BU9638 2.50% 1/1/2052 (a)	226	189
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (a)	125	104
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	11,132	9,774
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	15,879	12,661
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (a)	12,129	9,674
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (a)	5,461	4,376
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	3,293	2,623
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	806	642
Fannie Mae Pool #CB2849 2.00% 2/1/2052 (a)	37	29
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)	1,458	1,229
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	433	382
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	2,082	1,658
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	2,026	1,619
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	1,654	1,321
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (a)	858	685
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	855	681
Fannie Mae Pool #BT2298 2.00% 3/1/2052 (a)	164	131
Fannie Mae Pool #BT2296 2.00% 3/1/2052 (a)	31	25
Fannie Mae Pool #BT8111 2.50% 3/1/2052 (a)	745	621
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (a)	1,156	1,009
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	7,506	5,992
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (a)	2,732	2,181
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	1,331	1,062
Fannie Mae Pool #BW3272 2.00% 4/1/2052 (a)	643	513
Fannie Mae Pool #BV3847 2.50% 4/1/2052 (a)	662	553
Fannie Mae Pool #BV8156 2.50% 4/1/2052 (a)	164	137
Fannie Mae Pool #BV6617 3.50% 4/1/2052 (a)	2,368	2,142
Fannie Mae Pool #BV6683 3.50% 4/1/2052 (a)	181	164
Fannie Mae Pool #BV7064 3.50% 4/1/2052 (a)	100	91
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	609	570
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	1,801	1,440
Fannie Mae Pool #BW0160 2.50% 5/1/2052 (a)	685	573
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	882	767
Fannie Mae Pool #BW2934 2.50% 6/1/2052 (a)	809	675
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (a)	111	92
Fannie Mae Pool #BW2170 2.50% 6/1/2052 (a)	71	60
Fannie Mae Pool #FS6120 3.00% 6/1/2052 (a)	3,332	2,894
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (a)	796	693
Fannie Mae Pool #FS6943 3.00% 6/1/2052 (a)	709	616
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	1,475	1,380
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	1,273	1,192
Fannie Mae Pool #BT8263 4.50% 6/1/2052 (a)	49	47
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	1,038	863
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	758	632
Fannie Mae Pool #FS5294 2.50% 7/1/2052 (a)	116	97
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (a)	2,983	2,791

4	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (a)	USD566	$585
Fannie Mae Pool #CB4421 5.50% 8/1/2052 (a)	233	237
Fannie Mae Pool #FS6599 3.50% 9/1/2052 (a)	90	82
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (a)	32,338	30,251
Fannie Mae Pool #BV0952 4.50% 9/1/2052 (a)	810	782
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	675	651
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	7,670	6,113
Fannie Mae Pool #BW7750 4.00% 10/1/2052 (a)	441	412
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	7,994	7,717
Fannie Mae Pool #BW1215 4.50% 10/1/2052 (a)	2,074	2,002
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	6,651	6,723
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	6,055	6,122
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (a)	3,202	3,092
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	1,134	1,095
Fannie Mae Pool #BX3101 5.50% 11/1/2052 (a)	159	160
Fannie Mae Pool #BW1417 2.50% 12/1/2052 (a)	515	429
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (a)	14,954	15,133
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (a)	32,279	30,196
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (a)	84	78
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	4,418	4,265
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (a)	1,847	1,864
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (a)	846	855
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (a)	21	22
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (a)	6,612	6,781
Fannie Mae Pool #BX5040 6.00% 1/1/2053 (a)	274	282
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (a)	1,979	2,075
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	456	426
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	14,248	14,399
Fannie Mae Pool #BX7551 5.50% 2/1/2053 (a)	1,545	1,560
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (a)	243	228
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	4,392	4,453
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	1,582	1,598
Fannie Mae Pool #BX9111 5.50% 3/1/2053 (a)	1,308	1,320
Fannie Mae Pool #BX7555 5.50% 3/1/2053 (a)	1,138	1,150
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (a)	964	975
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	26,260	26,535
Fannie Mae Pool #BX9999 5.50% 4/1/2053 (a)	2,443	2,475
Fannie Mae Pool #BY3206 5.50% 4/1/2053 (a)	2,045	2,061
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (a)	1,863	1,884
Fannie Mae Pool #BY0003 5.50% 4/1/2053 (a)	1,551	1,567
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (a)	1,527	1,542
Fannie Mae Pool #BX8883 5.50% 4/1/2053 (a)	1,251	1,261
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (a)	2,990	3,072
Fannie Mae Pool #CB6597 6.00% 4/1/2053 (a)	254	261
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	4,400	4,620
Fannie Mae Pool #FS9677 2.50% 5/1/2053 (a)	145	121
Fannie Mae Pool #BW9710 3.00% 5/1/2053 (a)	2,721	2,360
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	1,505	1,408
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	7,933	7,887
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	17,595	17,792
Fannie Mae Pool #BY2505 5.50% 5/1/2053 (a)	2,238	2,258
Fannie Mae Pool #BY3207 5.50% 5/1/2053 (a)	1,720	1,743
Fannie Mae Pool #BY1592 5.50% 5/1/2053 (a)	1,536	1,551
Fannie Mae Pool #BY3208 5.50% 5/1/2053 (a)	1,208	1,219
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (a)	942	951
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	437	441
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	46,993	48,291
Fannie Mae Pool #BY1721 6.00% 5/1/2053 (a)	4,934	5,091
Fannie Mae Pool #BY2260 6.00% 5/1/2053 (a)	657	672
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (a)	3,980	4,137
Fannie Mae Pool #MA5037 4.50% 6/1/2053 (a)	5,749	5,537
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	934	900
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	47,488	47,911
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	22,200	22,434
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (a)	1,068	1,082
Fannie Mae Pool #BY5242 5.50% 6/1/2053 (a)	42	43

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	USD73,873	$75,798
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	25,684	26,301
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	16,046	16,481
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	11,787	12,158
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (a)	6,273	6,435
Fannie Mae Pool #BW5303 6.00% 6/1/2053 (a)	271	277
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (a)	16,128	16,867
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (a)	5,891	6,129
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (a)	4,310	4,505
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	8,313	6,639
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (a)	3,277	3,063
Fannie Mae Pool #BW9646 4.00% 7/1/2053 (a)	587	548
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	27,549	26,567
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	62,328	62,873
Fannie Mae Pool #FS5517 6.00% 7/1/2053 (a)	2,623	2,706
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (a)	7,992	7,705
Fannie Mae Pool #MA5108 6.00% 8/1/2053 (a)	151,522	155,142
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	97	98
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (a)	33,526	34,382
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	1,730	1,617
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	248	251
Fannie Mae Pool #FS6163 6.00% 10/1/2053 (a)	28,963	29,873
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	15,220	15,604
Fannie Mae Pool #CB7341 6.00% 10/1/2053 (a)	3,620	3,729
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)	842	787
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (a)	3,395	3,422
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	2,260	2,282
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (a)	35,942	36,865
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (a)	25,225	25,873
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	18,085	18,561
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	16,558	17,278
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)	4,854	5,033
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	3,477	3,622
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (a)	359	335
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	2,433	2,455
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (a)	131,595	134,860
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (a)	23,086	23,692
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	1,282	1,338
Fannie Mae Pool #CB7923 4.00% 1/1/2054 (a)	103	96
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (a)	32,608	33,428
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	8,457	8,652
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	37,154	38,563
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	7,375	7,700
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (a)	1,053	1,100
Fannie Mae Pool #DA5799 7.00% 1/1/2054 (a)	1,418	1,492
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	28,784	27,770
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	628	633
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	117	118
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (a)	19,624	20,111
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (a)	13,942	14,469
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (a)	2,563	2,674
Fannie Mae Pool #MA5320 4.00% 3/1/2054 (a)	2,723	2,544
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)	5,696	5,739
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)	5,548	5,591
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	4,504	4,539
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	2,484	2,512
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (a)	1,268	1,281
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (a)	21,171	21,842
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (a)	9,666	9,970
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	375	384
Fannie Mae Pool #BY7514 6.00% 3/1/2054 (a)	66	68
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	3,383	3,536
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (a)	7,180	7,237
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	5,366	5,440
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (a)	2,702	2,727
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	2,413	2,528

6	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB2704 6.50% 4/1/2054 (a)	USD368	$386
Fannie Mae Pool #DB3612 5.50% 5/1/2054 (a)	399	402
Fannie Mae Pool #DB4021 6.50% 5/1/2054 (a)	68	71
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	15,092	15,206
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	4,659	4,802
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	4,247	4,375
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	964	986
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	597	611
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	541	558
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	3,642	3,792
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (a)	1,026	1,066
Fannie Mae Pool #DB6174 6.50% 6/1/2054 (a)	44	45
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (a)	5,607	5,662
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (a)	2,785	2,804
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	2,134	2,155
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	274	278
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	14,924	15,257
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	5,066	5,184
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	2,947	3,025
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	604	618
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	443	455
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	21,948	22,915
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	5,641	5,889
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	2,113	2,206
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	1,682	1,754
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (a)	1,397	1,452
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	635	663
Fannie Mae Pool #DB6947 6.50% 7/1/2054 (a)	556	579
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (a)	301	298
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	25	26
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	12,414	12,692
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	3,987	4,103
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	2,668	2,728
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	2,255	2,310
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	1,947	1,994
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	1,595	1,641
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (a)	1,205	1,232
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	1,146	1,172
Fannie Mae Pool #DB2541 6.00% 8/1/2054 (a)	601	614
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	229	236
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	193	199
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	180	185
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	5,978	6,249
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (a)	5,712	5,958
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	458	478
Fannie Mae Pool #DB1919 7.00% 8/1/2054 (a)	177	187
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	20,209	20,473
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	4,147	4,176
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	3,315	3,340
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	2,399	2,422
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	1,020	1,028
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (a)	12,877	13,167
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	4,172	4,287
Fannie Mae Pool #DC3457 6.00% 9/1/2054 (a)	940	961
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (a)	102	104
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	9	10
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	6	6
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (a)	68	71
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (a)	10,989	11,240
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	4,786	4,894
Fannie Mae Pool #FS9374 6.50% 10/1/2054 (a)	27,318	28,456
Fannie Mae Pool #FS9566 6.50% 10/1/2054 (a)	18,731	19,604
Fannie Mae Pool #DC4927 6.50% 10/1/2054 (a)	906	939
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (a)	771	809
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	6,627	6,541
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	4,904	4,951

Intermediate Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	USD5	$5
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	44,463	45,693
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (a)	2,373	2,428
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	16,802	16,584
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (a)	7,695	7,613
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (a)	13,124	13,249
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (a)	895	904
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	51,966	53,127
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	4,441	4,540
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)	1,848	1,902
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	764	781
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (a)	1,952	1,879
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (a)	13,746	13,600
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	11	11
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	20,880	21,348
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	4,125	4,216
Fannie Mae Pool #DC9703 6.00% 1/1/2055 (a)	91	93
Fannie Mae Pool #DC9365 6.50% 1/1/2055 (a)	25	26
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (a)	20,910	20,133
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	7,008	7,054
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	51,256	52,402
Fannie Mae Pool #DD3317 6.50% 2/1/2055 (a)	949	986
Fannie Mae Pool #DD4797 6.50% 2/1/2055 (a)	36	38
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (a)	2,579	2,483
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	9,005	9,205
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	1,785	1,667
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (a)	2,798	2,693
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	61,596	62,958
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	3,973	4,061
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	9	9
Fannie Mae Pool #DD6085 6.50% 4/1/2055 (a)	998	1,035
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	1,462	1,443
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	69,865	71,410
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	774	764
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (a)	282	289
Fannie Mae Pool #DE5117 6.00% 7/1/2055 (a)	237	242
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	71	72
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	49	50
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (a)	2,046	1,916
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	10,879	9,768
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (a)	1,213	1,179
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	6,934	6,224
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (a)	4,460	4,003
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	8,957	7,731
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	9,047	7,204
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (a)	2,364	2,002
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	2,690	2,591
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	2,884	2,443
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	4,165	3,702
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (a)	1,001	929
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029 (a)	71	76
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)	136	143
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (a)	24	24
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034 (a)(c)	16,000	15,989
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 10/25/2036 (a)	54	49
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 1/25/2037 (a)	212	186
Freddie Mac Pool #G14278 3.50% 10/1/2026 (a)	625	621
Freddie Mac Pool #J17236 3.50% 11/1/2026 (a)	169	167
Freddie Mac Pool #ZK3828 3.00% 1/1/2027 (a)	194	192
Freddie Mac Pool #G14502 3.00% 2/1/2027 (a)	374	370
Freddie Mac Pool #ZK3899 3.00% 2/1/2027 (a)	71	70
Freddie Mac Pool #ZK3929 3.00% 3/1/2027 (a)	103	102
Freddie Mac Pool #ZK3934 3.00% 3/1/2027 (a)	30	30
Freddie Mac Pool #ZK6157 3.00% 10/1/2028 (a)	1,251	1,232
Freddie Mac Pool #ZK6134 3.00% 10/1/2028 (a)	1,195	1,176
Freddie Mac Pool #J25843 3.50% 10/1/2028 (a)	553	547

8	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZA0559 7.00% 10/1/2028 (a)	USD2	$2
Freddie Mac Pool #ZA3673 3.00% 11/1/2028 (a)	2,865	2,820
Freddie Mac Pool #V60341 3.00% 11/1/2028 (a)	1,614	1,590
Freddie Mac Pool #ZK6172 3.00% 11/1/2028 (a)	586	576
Freddie Mac Pool #J26473 3.50% 11/1/2028 (a)	1,745	1,730
Freddie Mac Pool #J26343 3.50% 11/1/2028 (a)	480	474
Freddie Mac Pool #V60362 3.00% 12/1/2028 (a)	1,066	1,050
Freddie Mac Pool #G14942 3.50% 12/1/2028 (a)	2,279	2,260
Freddie Mac Pool #V60368 3.50% 12/1/2028 (a)	1,170	1,161
Freddie Mac Pool #V60448 3.00% 1/1/2029 (a)	1,232	1,213
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (a)	464	457
Freddie Mac Pool #ZA3699 3.00% 2/1/2029 (a)	2,120	2,086
Freddie Mac Pool #V60493 3.00% 2/1/2029 (a)	1,640	1,613
Freddie Mac Pool #J27240 3.50% 2/1/2029 (a)	878	868
Freddie Mac Pool #J27711 3.50% 3/1/2029 (a)	56	56
Freddie Mac Pool #ZS8526 3.00% 5/1/2029 (a)	13	13
Freddie Mac Pool #J28177 3.50% 5/1/2029 (a)	590	582
Freddie Mac Pool #J28422 3.50% 6/1/2029 (a)	962	951
Freddie Mac Pool #ZS6995 3.00% 8/1/2029 (a)	1,396	1,372
Freddie Mac Pool #J28964 3.50% 8/1/2029 (a)	347	344
Freddie Mac Pool #J29039 3.50% 8/1/2029 (a)	224	222
Freddie Mac Pool #J28885 3.50% 8/1/2029 (a)	97	96
Freddie Mac Pool #G15175 3.00% 9/1/2029 (a)	2,819	2,771
Freddie Mac Pool #V60616 3.00% 9/1/2029 (a)	1,900	1,869
Freddie Mac Pool #ZA3742 3.00% 11/1/2029 (a)	2,532	2,485
Freddie Mac Pool #V60622 3.00% 11/1/2029 (a)	1,424	1,401
Freddie Mac Pool #V60651 3.00% 11/1/2029 (a)	1,275	1,252
Freddie Mac Pool #ZA3750 3.00% 12/1/2029 (a)	1,543	1,515
Freddie Mac Pool #J30209 3.50% 12/1/2029 (a)	34	34
Freddie Mac Pool #ZK7089 3.00% 1/1/2030 (a)	1,835	1,798
Freddie Mac Pool #ZA3774 3.00% 3/1/2030 (a)	2,520	2,473
Freddie Mac Pool #J32008 3.00% 6/1/2030 (a)	1,487	1,459
Freddie Mac Pool #J33952 3.00% 3/1/2031 (a)	404	393
Freddie Mac Pool #J36382 3.50% 2/1/2032 (a)	180	178
Freddie Mac Pool #J36383 3.50% 2/1/2032 (a)	138	136
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (a)	57	55
Freddie Mac Pool #SB8279 6.00% 1/1/2039 (a)	15	16
Freddie Mac Pool #SB1215 6.00% 7/1/2039 (a)	568	587
Freddie Mac Pool #SB1398 6.00% 9/1/2039 (a)	10,719	11,072
Freddie Mac Pool #QO2526 6.00% 9/1/2039 (a)	1,421	1,471
Freddie Mac Pool #QO2528 6.00% 9/1/2039 (a)	25	26
Freddie Mac Pool #QO2810 6.00% 12/1/2039 (a)	1,072	1,108
Freddie Mac Pool #QO2894 6.00% 12/1/2039 (a)	870	902
Freddie Mac Pool #SB8368 6.00% 2/1/2040 (a)	8,291	8,563
Freddie Mac Pool #SB8380 6.00% 4/1/2040 (a)	509	525
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (a)	74	76
Freddie Mac Pool #SB8386 6.00% 5/1/2040 (a)	16,064	16,589
Freddie Mac Pool #RR0011 6.00% 7/1/2040 (a)	46	47
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (a)	2,049	1,768
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (a)	3,676	3,161
Freddie Mac Pool #RB5118 2.00% 7/1/2041 (a)	49,027	41,888
Freddie Mac Pool #RB5121 2.00% 8/1/2041 (a)	76,461	65,745
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (a)	7,077	6,085
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (a)	1,199	1,031
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (a)	16,543	14,224
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	5,173	4,448
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (a)	11,141	9,517
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	23	22
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	304	287
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (a)	408	384
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	313	293
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	354	332
Freddie Mac Pool #RB5317 6.50% 10/1/2044 (a)	329	342
Freddie Mac Pool #760012 5.121% 4/1/2045 (a)(c)	516	522
Freddie Mac Pool #760013 5.154% 4/1/2045 (a)(c)	358	360
Freddie Mac Pool #760014 4.288% 8/1/2045 (a)(c)	1,217	1,218

Intermediate Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #G60238 3.50% 10/1/2045 (a)	USD4,289	$4,006
Freddie Mac Pool #G67700 3.50% 8/1/2046 (a)	1,603	1,490
Freddie Mac Pool #760015 3.682% 1/1/2047 (a)(c)	1,989	1,946
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	589	538
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (a)	593	540
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	834	768
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	581	536
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	575	527
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (a)	539	499
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	482	443
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	389	360
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	276	255
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	256	235
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	164	152
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	152	139
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	5,629	5,374
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (a)	165	151
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	438	414
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	317	303
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	195	185
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	326	302
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	178	165
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (a)	160	147
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	642	612
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	1,194	1,174
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	580	571
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	378	369
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	837	821
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	1,768	1,636
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (a)	12,812	11,744
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	521	481
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	4,435	4,112
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	4,283	3,971
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (a)	3,880	3,451
Freddie Mac Pool #RA2457 3.00% 4/1/2050 (a)	8,313	7,341
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	270	236
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)	132	116
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)	3,709	3,155
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	16,770	13,458
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (a)	7,677	6,205
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (a)	5,937	4,733
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (a)	585	486
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (a)	13,055	10,852
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	48,278	38,936
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (a)	3,104	2,605
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)	60	52
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (a)	25,957	22,521
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	12,827	10,886
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (a)	5,155	4,362
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	824	687
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (a)	61,720	54,408
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)	63	55
Freddie Mac Pool #RA6107 2.50% 10/1/2051 (a)	825	686
Freddie Mac Pool #QC8778 2.50% 10/1/2051 (a)	473	393
Freddie Mac Pool #QC9669 3.50% 10/1/2051 (a)	109	99
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	4,103	3,282
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	2,001	1,596
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	3,570	3,021
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (a)	3,455	2,932
Freddie Mac Pool #QD0162 2.50% 11/1/2051 (a)	379	315
Freddie Mac Pool #RA6231 2.50% 11/1/2051 (a)	174	145
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)	124	109
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	801	640
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (a)	10,270	8,668
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)	12	11
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)	143	114

10	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)	USD2,466	$2,086
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	4,558	3,624
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	818	653
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (a)	819	652
Freddie Mac Pool #RA6774 2.00% 2/1/2052 (a)	23	18
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	8,383	7,714
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	837	763
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	13,873	11,056
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	4,162	3,321
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	2,728	2,178
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	910	725
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (a)	874	697
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	254	202
Freddie Mac Pool #QD8673 3.00% 3/1/2052 (a)	6,279	5,451
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (a)	5,033	4,435
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	2,044	1,632
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (a)	5,588	4,735
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	729	606
Freddie Mac Pool #QE0744 3.50% 4/1/2052 (a)	806	729
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	14,144	12,289
Freddie Mac Pool #QE1489 3.50% 5/1/2052 (a)	86	77
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (a)	1,050	840
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	7,138	6,202
Freddie Mac Pool #SL1564 3.00% 6/1/2052 (a)	448	390
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	345	299
Freddie Mac Pool #SD1393 3.50% 6/1/2052 (a)	101	91
Freddie Mac Pool #QE4613 4.00% 6/1/2052 (a)	383	358
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (a)	71	67
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (a)	8,399	8,109
Freddie Mac Pool #SD8240 2.00% 7/1/2052 (a)	26	21
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	7,403	6,431
Freddie Mac Pool #SD2370 3.50% 7/1/2052 (a)	129	117
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (a)	5,014	4,688
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	754	601
Freddie Mac Pool #SL1039 3.00% 8/1/2052 (a)	2,043	1,774
Freddie Mac Pool #QE9425 4.50% 8/1/2052 (a)	1,398	1,351
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	192	186
Freddie Mac Pool #QE7695 5.00% 8/1/2052 (a)	14,942	14,772
Freddie Mac Pool #SD2986 3.50% 9/1/2052 (a)	95	86
Freddie Mac Pool #SD8244 4.00% 9/1/2052 (a)	52,687	49,287
Freddie Mac Pool #QE9448 4.50% 9/1/2052 (a)	18,752	18,102
Freddie Mac Pool #QE8940 4.50% 9/1/2052 (a)	11,936	11,520
Freddie Mac Pool #QF0616 4.50% 9/1/2052 (a)	3,978	3,839
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	863	833
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	217	210
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	128	124
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	53,735	53,353
Freddie Mac Pool #QF1221 4.00% 10/1/2052 (a)	1,137	1,064
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (a)	1,253	1,210
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	86	83
Freddie Mac Pool #QF1573 5.50% 10/1/2052 (a)	631	638
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	3,288	3,184
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	19,533	19,735
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (a)	5,561	5,514
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (a)	1,004	1,013
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	1,867	1,802
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	2,065	2,048
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (a)	22,393	22,973
Freddie Mac Pool #QF7852 4.00% 2/1/2053 (a)	992	928
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)	8,777	8,867
Freddie Mac Pool #QF7073 5.50% 2/1/2053 (a)	1,478	1,493
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (a)	1,199	1,211
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (a)	1,103	1,113
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (a)	817	826
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (a)	635	641
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (a)	4,395	4,515

Intermediate Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (a)	USD4,165	$4,206
Freddie Mac Pool #QG1221 4.00% 4/1/2053 (a)	147	137
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	12,102	12,034
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	5,829	5,761
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	32,491	32,823
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (a)	1,434	1,448
Freddie Mac Pool #QG0979 5.50% 4/1/2053 (a)	1,250	1,259
Freddie Mac Pool #QG2749 5.50% 4/1/2053 (a)	1,053	1,062
Freddie Mac Pool #QG1387 5.50% 4/1/2053 (a)	990	1,000
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (a)	3,980	3,722
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	86	83
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	2,666	2,638
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	87,602	88,497
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	6,386	6,453
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	1,833	1,857
Freddie Mac Pool #QG3382 5.50% 5/1/2053 (a)	1,544	1,559
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	6,959	7,141
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (a)	2,342	2,455
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (a)	1,163	1,087
Freddie Mac Pool #SD8328 4.50% 6/1/2053 (a)	6,127	5,902
Freddie Mac Pool #QG5436 5.00% 6/1/2053 (a)	22,580	22,425
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	1,700	1,684
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	60,171	60,716
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (a)	1,097	1,114
Freddie Mac Pool #QG5097 5.50% 6/1/2053 (a)	1,087	1,097
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (a)	818	825
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	27,947	28,669
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	8,297	8,546
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	7,223	7,413
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	4,978	5,134
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	4,002	4,160
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (a)	463	475
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	5,766	6,022
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	5,129	5,356
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	4,847	5,089
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	4,830	5,080
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	3,345	3,525
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	2,574	2,698
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	1,605	1,670
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	1,409	1,495
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (a)	3,172	2,964
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	183	181
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	2,212	2,235
Freddie Mac Pool #QG7218 6.00% 7/1/2053 (a)	10,502	10,766
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	466	481
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (a)	241	247
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (a)	141	117
Freddie Mac Pool #SD8357 4.00% 8/1/2053 (a)	2,726	2,548
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	1,290	1,303
Freddie Mac Pool #SD3817 6.00% 9/1/2053 (a)	16,799	17,325
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	2,664	2,733
Freddie Mac Pool #SD8379 4.00% 10/1/2053 (a)	328	306
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (a)	8,024	8,088
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	35,662	36,575
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	101,849	100,676
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	3,236	3,266
Freddie Mac Pool #SD4703 6.00% 11/1/2053 (a)	56,716	58,497
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	2,965	3,075
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	2,444	2,547
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	985	786
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	10,642	10,903
Freddie Mac Pool #SD4730 6.00% 1/1/2054 (a)	5,477	5,651
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	4,231	4,400
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (a)	2,839	2,962
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	1,928	2,007
Freddie Mac Pool #QI0001 4.00% 2/1/2054 (a)	780	728

12	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	USD616	$621
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)	29,166	29,885
Freddie Mac Pool #SD4906 6.00% 2/1/2054 (a)	13,213	13,628
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	4,845	4,954
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (a)	844	869
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (a)	520	541
Freddie Mac Pool #QI0981 6.50% 2/1/2054 (a)	61	63
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	14,707	14,820
Freddie Mac Pool #QI1404 5.50% 3/1/2054 (a)	5,681	5,726
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (a)	589	603
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (a)	2,048	2,128
Freddie Mac Pool #QI3548 4.00% 4/1/2054 (a)	210	196
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	2,656	2,693
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,712	1,725
Freddie Mac Pool #QI2281 6.00% 4/1/2054 (a)	9,674	9,972
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	279	287
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (a)	5,147	5,352
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	4,814	5,034
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	340	351
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	30	30
Freddie Mac Pool #SD5419 6.50% 5/1/2054 (a)	18,576	19,340
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (a)	7,893	7,812
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	1,893	1,917
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	864	876
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (a)	5,134	5,285
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	3,601	3,713
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	1	1
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (a)	29,041	30,172
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	7,196	7,538
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	4,526	4,725
Freddie Mac Pool #QI6912 6.50% 6/1/2054 (a)	44	45
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	13,729	13,832
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (a)	2,793	2,820
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	560	565
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	8,925	9,141
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	4,575	4,682
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	4,188	4,318
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	1,222	1,253
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	494	506
Freddie Mac Pool #QJ0957 6.00% 7/1/2054 (a)	359	367
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (a)	299	305
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	74,928	77,849
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	9,260	9,670
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	1,289	1,346
Freddie Mac Pool #QJ0143 6.50% 7/1/2054 (a)	628	655
Freddie Mac Pool #QJ0973 6.50% 7/1/2054 (a)	224	234
Freddie Mac Pool #QI9763 6.50% 7/1/2054 (a)	115	119
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (a)	3,121	3,147
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (a)	1,974	1,991
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (a)	1,800	1,816
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	1,270	1,288
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (a)	332	335
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	6,153	6,294
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (a)	4,804	4,956
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	2,461	2,529
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	1,925	1,972
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	657	674
Freddie Mac Pool #QJ1163 6.00% 8/1/2054 (a)	236	241
Freddie Mac Pool #QJ1787 6.00% 8/1/2054 (a)	83	85
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	6	6
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	19,466	20,325
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	10,111	10,557
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	7,994	8,350
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	4,570	4,751
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	3,690	3,862
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,593	2,707

Intermediate Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (a)	USD2,492	$2,589
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	31,805	32,030
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	14,324	14,440
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	6,024	6,109
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	5,440	5,487
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (a)	2,744	2,781
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	2,073	2,089
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	8,648	8,864
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	4,718	4,848
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	4,349	4,487
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	4,125	4,257
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	2,660	2,725
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	1,421	1,454
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (a)	16,753	17,524
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	16,494	17,146
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	4,208	4,376
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	3,273	3,417
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	2,900	3,025
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	1,745	1,820
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	1,442	1,499
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	191	200
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	33,994	34,220
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (a)	1,084	1,094
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (a)	589	602
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	22,963	23,876
Freddie Mac Pool #QJ8297 6.50% 10/1/2054 (a)	27	28
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	844	788
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (a)	1,897	1,831
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	108	104
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	8,149	8,043
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	35,901	36,155
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (a)	6,134	6,180
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	2,762	2,781
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	28,563	28,282
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	18,896	18,665
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	8,937	8,821
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (a)	6,575	6,506
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (a)	2,174	2,151
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (a)	1,069	1,059
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)	9,000	9,087
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	8,087	8,140
Freddie Mac Pool #QX1253 6.00% 12/1/2054 (a)	33	33
Freddie Mac Pool #QX1087 6.00% 12/1/2054 (a)	24	25
Freddie Mac Pool #QX2588 6.50% 12/1/2054 (a)	961	1,005
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	8	8
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	13,422	13,722
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	2,794	2,856
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	8,246	7,940
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (a)	97	96
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	3	3
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	9,449	9,661
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	7,430	7,641
Freddie Mac Pool #QX6717 6.00% 2/1/2055 (a)	70	72
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (a)	394	408
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (a)	353	355
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	333	335
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	9,423	9,633
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (a)	1,079	1,103
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	2,299	2,385
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	658	649
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	23,363	23,880
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	8,049	8,228
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	6,241	6,383
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (a)	133	136
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (a)	4,077	4,228
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	1,350	1,332

14	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	USD23,442	$23,960
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (a)	2,081	2,127
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	1,343	1,373
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	1,236	1,264
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (a)	1,047	978
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	1,813	1,789
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	1,521	1,531
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (a)	50,089	51,196
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	149,433	152,737
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (a)	23,368	23,896
Freddie Mac Pool #QY8178 6.00% 7/1/2055 (a)	526	539
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	923	943
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	17	17
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029 (a)	2,069	1,937
Freddie Mac, Series T041, Class 3A, 4.429% 7/25/2032 (a)(c)	100	93
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 12/25/2025 (a)	785	781
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 5/25/2026 (a)	966	954
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 11/25/2026 (a)(c)	959	948
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028 (a)(c)	3,000	3,000
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029 (a)	22,724	23,624
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029 (a)	5,000	4,919
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029 (a)	2,113	1,993
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	44,953	45,609
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (a)	13,009	13,651
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (a)	5,358	4,807
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (a)	4,990	4,459
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032 (a)	3,000	2,681
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032 (a)	2,536	2,277
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053 (a)	52	48
Freddie Mac, Series 3171, Class MO, principal only, 0% 6/15/2036 (a)	180	164
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036 (a)	114	107
Freddie Mac, Series 3292, Class BO, principal only, 0% 3/15/2037 (a)	55	47
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(c)	4,617	4,350
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	4,925	4,239
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	990	880
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	4,914	4,606
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(c)	4,696	4,407
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	5,186	4,448
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(c)	4,988	4,527
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (a)	2,606	2,380
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	13,925	13,533
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	6,389	5,740
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (a)	6,720	5,989
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	2,199	2,136
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	2,288	2,045
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	1,920	1,723
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (a)	445	432
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	3,210	2,990
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-1, Class MT, 3.00% 11/25/2063 (a)	18,023	15,242
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	11,388	9,861
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	724	708
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	10,008	9,804
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (a)	24,339	23,279
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	13,689	13,078
Government National Mortgage Assn. 2.50% 9/1/2055 (a)(d)	2,960	2,524
Government National Mortgage Assn. 5.50% 9/1/2055 (a)(d)	9,695	9,769
Government National Mortgage Assn. Pool #5306 4.50% 2/20/2042 (a)	5	5
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047 (a)	12,820	12,161
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (a)	2	2
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	4	4
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049 (a)	36	31
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	46,393	38,050
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)	24,664	21,049
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)	6,159	5,210
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	4,532	3,824
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	5,585	4,724

Intermediate Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (a)	USD5,489	$4,643
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	579	494
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	14,993	13,292
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	4,275	3,649
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	11,365	10,076
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (a)	2,553	2,333
Government National Mortgage Assn. Pool #MA8151 4.50% 7/20/2052 (a)	343	333
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	14,321	13,081
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	1,265	1,190
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	27,875	26,986
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,440	1,351
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	5,809	5,600
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)	51,995	52,426
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	3,260	3,287
Government National Mortgage Assn. Pool #MB0366 5.50% 5/20/2055 (a)	14,000	14,116
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	39,996	40,328
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	9,290	9,367
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	9,896	7,384
Uniform Mortgage-Backed Security 2.00% 9/1/2040 (a)(d)	9,550	8,765
Uniform Mortgage-Backed Security 3.00% 9/1/2040 (a)(d)	1,421	1,359
Uniform Mortgage-Backed Security 4.00% 9/1/2040 (a)(d)	3,563	3,498
Uniform Mortgage-Backed Security 5.50% 9/1/2040 (a)(d)	3,652	3,734
Uniform Mortgage-Backed Security 4.00% 10/1/2040 (a)(d)	4,438	4,356
Uniform Mortgage-Backed Security 2.00% 9/1/2055 (a)(d)	16,693	13,262
Uniform Mortgage-Backed Security 2.50% 9/1/2055 (a)(d)	11,184	9,288
Uniform Mortgage-Backed Security 3.50% 9/1/2055 (a)(d)	51,773	46,778
Uniform Mortgage-Backed Security 4.00% 9/1/2055 (a)(d)	5,889	5,496
Uniform Mortgage-Backed Security 4.50% 9/1/2055 (a)(d)	165	159
Uniform Mortgage-Backed Security 5.50% 9/1/2055 (a)(d)	670	674
Uniform Mortgage-Backed Security 6.00% 9/1/2055 (a)(d)	22	23
Uniform Mortgage-Backed Security 6.50% 9/1/2055 (a)(d)	111,218	115,270
Uniform Mortgage-Backed Security 7.00% 9/1/2055 (a)(d)	52,735	55,483
Uniform Mortgage-Backed Security 2.50% 10/1/2055 (a)(d)	63,386	52,631
Uniform Mortgage-Backed Security 3.50% 10/1/2055 (a)(d)	76,749	69,317
Uniform Mortgage-Backed Security 4.50% 10/1/2055 (a)(d)	18,758	18,027
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (a)(d)	192	196
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (a)(d)	843,298	873,523
Uniform Mortgage-Backed Security 7.00% 10/1/2055 (a)(d)	119,133	125,336
		7,436,924

Commercial mortgage-backed securities 4.92%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 6.107% 6/15/2040 (a)(c)(e)	1,840	1,851
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (a)(e)	17,947	17,895
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (a)(e)	4,022	4,011
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (a)(e)	2,972	2,873
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (a)(e)	2,286	2,261
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(e)	5,160	4,960
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.055% 7/15/2041 (a)(c)(e)	3,580	3,598
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (a)(c)(e)	8,416	8,591
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048 (a)	3,010	3,003
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034 (a)(c)	3,447	3,468
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (a)	11,474	11,330
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (a)	1,490	1,460
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (a)	770	789
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (a)(c)	2,661	2,775
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056 (a)(c)	3,909	4,205
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (a)	12,415	12,968
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (a)	2,360	2,485
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (a)	18,088	19,092
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)	2,509	2,628
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (a)(c)	6,956	7,337
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (a)(c)	3,272	3,433
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class A3, 5.646% 4/15/2058 (a)	14,000	14,698
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)	9,814	9,238

16	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (a)	USD7,587	$7,259
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)	2,157	1,968
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.282% 3/15/2037 (a)(c)(e)	2,539	2,416
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (a)(c)	560	556
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (a)	3,627	3,787
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (a)(c)	2,300	2,479
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.703% 12/15/2056 (a)(c)	777	837
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (a)	3,130	3,245
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class A3, 5.659% 5/15/2058 (a)	3,552	3,741
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (a)(c)	197	208
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (a)(c)	4,180	4,122
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051 (a)(c)	8,784	8,429
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052 (a)	5,140	5,045
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (a)	2,202	1,977
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(c)	2,872	2,882
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (a)	12,968	11,354
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (a)	2,500	2,182
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (a)	2,000	1,744
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054 (a)	1,500	1,304
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (a)	16,713	14,922
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054 (a)	10,274	9,067
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (a)(c)	2,319	2,161
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (a)	7,861	8,254
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (a)	3,974	4,220
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (a)	1,650	1,559
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (a)	15,676	16,340
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (a)(c)	1,000	1,044
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (a)	1,058	1,092
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (a)	4,250	4,483
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)	2,316	2,433
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2058 (a)	552	578
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.705% 3/15/2041 (a)(c)(e)	7,940	7,963
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (a)(c)	1,830	1,856
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (a)	1,328	1,395
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (a)(c)	1,768	1,864
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056 (a)(c)	2,661	2,833
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (a)(c)	1,240	1,319
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (a)(c)	5,500	5,918
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (a)(c)	3,648	3,815
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(c)	7,389	7,794
BMO Mortgage Trust, Series 2024-C8, Class A5, 5.598% 3/15/2057 (a)(c)	800	843
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (a)	7,016	7,234
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (a)(c)	5,990	6,261
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (a)(c)	5,450	5,686
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)	11,037	11,598
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (a)(c)	743	782
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.284% 8/15/2041 (a)(c)(e)	17,000	17,102
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.657% 12/15/2039 (a)(c)(e)	7,940	7,972
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.478% 6/15/2027 (a)(c)(e)	27,203	27,393
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.805% 4/15/2029 (a)(c)(e)	9,755	9,791
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.904% 5/15/2034 (a)(c)(e)	6,114	6,123
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.067% 9/15/2034 (a)(c)(e)	36,831	36,771
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.178% 9/15/2036 (a)(c)(e)	48,987	48,925
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.428% 9/15/2036 (a)(c)(e)	4,930	4,917
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.377% 10/15/2036 (a)(c)(e)	47,790	47,803
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.854% 4/15/2037 (a)(c)(e)	7,908	7,917
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.148% 6/15/2038 (a)(c)(e)	17,300	17,297
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.348% 6/15/2038 (a)(c)(e)	5,368	5,368
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.578% 6/15/2038 (a)(c)(e)	2,693	2,693
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.328% 11/15/2038 (a)(c)(e)	19,640	19,639
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.353% 2/15/2039 (a)(c)(e)	18,217	18,217
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.055% 8/15/2039 (a)(c)(e)	22,701	22,811

Intermediate Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(c)(e)	USD21,869	$22,294
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (a)(e)	14,225	14,752
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (a)(e)	9,331	9,104
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.254% 7/15/2041 (a)(c)(e)	7,266	7,293
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.704% 7/15/2041 (a)(c)(e)	3,787	3,805
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.005% 8/15/2041 (a)(c)(e)	11,554	11,564
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (a)	2,000	1,937
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (a)	9,983	9,785
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (a)(c)(e)	14,000	14,659
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(e)	67,170	69,446
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	715	709
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050 (a)	2,500	2,457
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (a)	5,975	5,879
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050 (a)	851	833
Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (a)	510	475
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.929% 11/18/2048 (a)(c)	138	137
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (a)	2,330	2,280
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (a)	248	242
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (a)(c)	1,000	968
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052 (a)	3,000	2,819
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (a)(c)(e)	11,000	11,263
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (a)(e)	9,316	9,689
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)	150	147
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(c)(e)	15,962	16,271
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, 5.732% 2/25/2068 (6.732% on 1/1/2027) (a)(e)(f)	3,287	3,283
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039 (a)(c)(e)	6,570	6,640
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (a)(c)(e)	7,231	7,287
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.558% 7/15/2038 (a)(c)(e)	23,066	23,078
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.858% 7/15/2038 (a)(c)(e)	2,445	2,447
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (a)(e)	17,639	17,508
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)	10,941	11,240
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.813% 12/15/2029 (a)(c)(e)	4,001	4,008
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (a)(e)	7,270	7,439
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.174% 8/15/2039 (a)(c)(e)	18,000	18,095
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.054% 5/15/2041 (a)(c)(e)	14,461	14,543
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038 (a)(c)(e)	1,548	1,547
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(c)(e)	4,789	4,846
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047 (a)	7	7
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049 (a)	2,059	2,032
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (a)	1,663	1,644
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)	4,830	4,719
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)	1,809	1,657
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (a)	2,975	2,621
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.756% 3/15/2042 (a)(c)(e)	13,305	13,327
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 11/5/2038 (a)(e)	795	785
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(c)(e)	6,995	7,212
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (a)(c)(e)	5,246	5,324
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(c)(e)	27,553	28,559
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (a)	3,354	3,215
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(e)	12,313	11,228
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (a)(e)	1,164	1,039
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(c)	1,000	987
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (a)	1,000	987
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.956% 11/15/2039 (a)(c)(e)	3,223	3,233
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (a)(c)(e)	11,473	11,656
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (a)(e)	8,385	7,982
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.279% 4/15/2038 (a)(c)(e)	2,298	2,299
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047 (a)	932	930
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (a)	1,000	965
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (a)	6,144	6,414

18	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (a)	USD400	$396
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 3/15/2049 (a)(c)	138	119
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.918% 4/15/2055 (a)(c)	420	394
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.098% 7/25/2054 (a)(c)(e)	982	997
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (a)(c)(e)	9,200	9,605
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(e)	10,751	10,307
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (a)(e)	1,164	1,088
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.755% 5/15/2039 (a)(c)(e)	5,663	5,669
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.628% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(e)(f)	24,800	24,650
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.978% 5/15/2038 (a)(c)(e)	2,472	2,454
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.208% 11/15/2038 (a)(c)(e)	31,458	31,457
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.363% 1/15/2039 (a)(c)(e)	38,092	38,035
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.806% 3/15/2042 (a)(c)(e)	14,350	14,266
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (a)	1,102	1,078
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (a)(c)(e)	3,108	3,138
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.236% 5/15/2048 (a)(c)	9	8
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048 (a)	2,649	2,642
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049 (a)	9,455	9,324
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (a)	1,851	1,808
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (a)(c)	2,000	1,938
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051 (a)	11,000	10,895
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (a)(c)	1,850	1,773
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (a)	740	779
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057 (a)(e)	1,000	977
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.56% 9/17/2057 (a)(c)	2,250	2,235
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)	4,466	4,721
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.346% 11/15/2057 (a)(c)	7,100	7,465
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058 (a)(c)	285	284
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.842% 9/15/2058 (a)(c)	1,690	1,588
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059 (a)	1,000	994
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059 (a)	5,000	4,892
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.152% 11/15/2027 (a)(c)(e)	19,755	19,844
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037 (a)(c)(e)	2,077	2,116
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037 (a)(c)(e)	891	907
		1,322,971

Collateralized mortgage-backed obligations (privately originated) 4.33%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (a)(e)(f)	4,498	4,507
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 5.172% 10/25/2035 (a)(c)	322	319
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(c)(e)	7,366	6,680
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (a)(c)(e)	2,472	2,420
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(e)	769	737
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(e)(f)	9,917	9,571
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(e)(f)	10,555	10,249
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (a)(c)(e)	12,449	11,716
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(c)(e)	4,447	4,197
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(c)(e)	2,326	2,286
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(e)	1,047	964
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026) (a)(e)(f)	1,833	1,810
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026) (a)(e)(f)	800	802
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026) (a)(e)(f)	11,754	11,733
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 6.435% 5/25/2063 (7.435% on 6/1/2027) (a)(e)(f)	2,372	2,390
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (a)(e)(f)	14,280	14,413
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(e)(f)	10,085	10,172
BRAVO Residential Funding Trust, Series 2025-NQM8, Class A1A, 5.082% 6/25/2065 (6.082% on 8/1/2029) (a)(e)(f)	10,000	10,033
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 7/25/2049 (a)(c)(e)	452	442
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (a)	1,255	1,194

Intermediate Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(e)(f)	USD8,340	$8,414
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (a)(c)(e)	296	295
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(c)(e)	2,741	2,729
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(e)	20,924	20,554
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (a)	2,463	2,426
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (a)(c)(e)	10,613	9,507
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064 (a)(c)(e)	4,425	3,951
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1A, 3.375% 12/25/2064 (a)(c)(e)	4,126	3,731
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057 (a)(c)(e)	429	428
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(e)	32,884	31,479
CIM Trust, Series 2020-R7, Class A1B, 2.25% 12/27/2061 (a)(c)(e)	3,000	2,385
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (a)(c)(e)	6,606	6,574
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(e)(f)	5,761	5,734
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(c)(e)	1,180	1,109
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064 (a)(c)(e)	10,000	9,561
COLT Funding, LLC, Series 2022-5, Class M1, 4.747% 3/25/2067 (a)(c)(e)	4,305	4,185
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (a)(e)(f)	8,624	8,666
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (a)(e)(f)	2,152	2,184
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(e)	1,224	1,109
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.748% 12/25/2042 (a)(c)(e)	8,122	8,309
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.648% 5/25/2043 (a)(c)(e)	2,392	2,441
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.248% 6/25/2043 (a)(c)(e)	2,225	2,245
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.398% 1/25/2044 (a)(c)(e)	4,532	4,533
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.448% 2/25/2044 (a)(c)(e)	3,697	3,700
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.448% 5/25/2044 (a)(c)(e)	3,259	3,262
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.398% 9/25/2044 (a)(c)(e)	1,010	1,010
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.498% 9/25/2044 (a)(c)(e)	7,002	7,028
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.948% 9/25/2044 (a)(c)(e)	2,059	2,068
Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.298% 1/25/2045 (a)(c)(e)	4,110	4,113
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.348% 2/25/2045 (a)(c)(e)	1,507	1,510
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.498% 2/25/2045 (a)(c)(e)	6,508	6,524
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 8/1/2057 (a)(c)(e)	944	904
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058 (a)(c)(e)	871	856
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060 (a)(c)(e)	1,495	1,334
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067 (a)(c)(e)	7,797	7,786
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (a)	42	44
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (a)	57	58
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (a)	65	67
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033 (a)	38	40
FARM Mortgage Trust, Series 2024-1, Class A, 4.693% 10/1/2053 (a)(c)(e)	2,134	2,082
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.195% 8/1/2054 (a)(c)(e)	3,623	3,625
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(c)(e)	14,639	14,811
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(e)	23,706	22,967
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(c)(e)	1,701	1,390
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051 (a)(c)(e)	14,502	12,364
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.163% 4/25/2028 (a)(c)	795	800
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.013% 7/25/2028 (a)(c)	6,025	6,131
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 9.113% 10/25/2028 (a)(c)	342	350
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 6.263% 7/25/2030 (a)(c)	2,519	2,553

20	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.648% 2/25/2042 (a)(c)(e)	USD650	$651
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.298% 6/25/2042 (a)(c)(e)	9,665	9,863
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.498% 9/25/2042 (a)(c)(e)	660	665
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.698% 2/25/2044 (a)(c)(e)	10,328	10,382
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.598% 5/25/2044 (a)(c)(e)	18,605	18,692
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.398% 10/25/2044 (a)(c)(e)	4,056	4,063
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 8.348% 11/25/2050 (a)(c)(e)	4,000	4,422
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B1, (30-day Average USD-SOFR + 3.00%) 7.348% 12/25/2050 (a)(c)(e)	4,000	4,276
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(e)(f)	5,627	5,704
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(c)(e)	15,306	13,993
GCAT Trust, Series 2025-NQM4, Class A1, 0% 6/25/2070 (a)(e)(f)	12,513	12,643
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(e)(f)	3,636	3,558
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(e)	15,131	14,642
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (a)(e)	2,878	2,782
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (a)(e)	6,152	6,115
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 9/17/2039 (a)(e)	2,347	2,280
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (a)(e)(f)	19,221	19,265
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (a)(e)(f)	14,587	14,592
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (a)(c)(e)	16,156	16,488
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(e)	13,953	13,964
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (a)(e)(f)	10,673	10,684
MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065 (a)(c)(e)	713	691
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(e)(f)	10,097	10,117
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(e)(f)	6,533	6,593
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(e)(f)	7,979	8,019
Mill City Mortgage Trust, Series 15-1, Class M3, 3.796% 6/25/2056 (a)(c)(e)	1,233	1,223
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057 (a)(c)(e)	3,806	3,753
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.482% 8/26/2058 (a)(c)(e)	1,125	1,110
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 7/25/2059 (a)(c)(e)	148	145
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062 (a)(c)(e)	56	56
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (a)(e)(f)	9,306	9,425
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.738% 11/25/2069 (a)(c)(e)	9,016	9,103
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056 (a)(c)(e)	495	480
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057 (a)(c)(e)	958	932
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057 (a)(c)(e)	30	29
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (a)(c)(e)	1,222	1,203
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057 (a)(c)(e)	1,006	1,006
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059 (a)(c)(e)	1,696	1,638
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (a)(c)(e)	2,698	2,598
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (a)(e)(f)	9,013	9,121
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (a)(c)(e)	3,934	3,661
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.632% 3/25/2053 (a)(c)(e)	7,077	6,960
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, (3-month USD CME Term SOFR + 0.864%) 5.187% 2/25/2060 (a)(c)(e)	2,550	2,506
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026) (a)(e)(f)	7,807	7,802
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026) (a)(e)(f)	3,054	3,054
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (a)(e)(f)	8,653	8,686
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(e)(f)	11,440	11,546
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(e)(f)	6,028	6,080
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.683% 4/25/2053 (a)(c)(e)	13,682	13,727
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (a)(e)(f)	5,171	5,223
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (a)(e)(f)	3,415	3,457
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(e)(f)	5,921	5,983

Intermediate Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(e)(f)	USD6,425	$6,504
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(e)(f)	9,645	9,771
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(e)(f)	15,795	16,014
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(e)(f)	6,035	6,038
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(e)(f)	12,756	12,886
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (a)(e)(f)	17,492	17,635
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(e)(f)	10,979	11,098
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(e)(f)	17,471	17,623
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (a)(e)(f)	7,998	8,028
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(e)	1,513	1,540
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(c)(e)	8,251	7,374
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (a)(e)	5,000	4,742
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (a)(e)	5,862	5,745
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(e)	1,544	1,513
Progress Residential Trust, Series 2022-SFR6, Class B, 4.997% 7/20/2039 (a)(e)	500	503
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (a)(e)	6,099	5,895
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (a)(e)	8,965	8,542
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(e)	3,389	3,226
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(e)	9,485	9,002
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)	7,632	7,358
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.113% 10/17/2041 (a)(c)(e)	13,181	13,235
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.814% 2/17/2042 (a)(c)(e)	1,859	1,861
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.445% 2/25/2055 (a)(c)(e)	7,070	7,007
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.999% 5/25/2055 (a)(c)(e)	13,480	13,304
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.562% 8/25/2055 (a)(c)(e)	5,800	5,300
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (a)(c)(e)	4,905	4,821
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (a)(c)(e)	839	835
Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75% 10/25/2056 (a)(c)(e)	3,615	3,559
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (a)(c)(e)	8,650	8,529
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (a)(c)(e)	484	473
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057 (a)(c)(e)	7,381	6,830
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.607% 6/25/2057 (a)(c)(e)	2,600	2,270
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (a)(c)(e)	4,965	4,892
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (a)(c)(e)	661	650
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (a)(c)(e)	10,335	9,928
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (a)(c)(e)	25	25
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (a)(c)(e)	2,131	2,110
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (a)(c)(e)	3,402	3,319
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (a)(c)(e)	1,570	1,545
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058 (a)(c)(e)	3,435	3,006
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 5.437% 5/25/2058 (a)(c)(e)	1,694	1,732
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058 (a)(c)(e)	6,483	6,177
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (a)(c)(e)	180	178
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (a)(c)(e)	2,894	2,818
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059 (a)(c)(e)	2,285	2,095
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(e)	6,885	6,286
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.423% 11/25/2060 (a)(c)(e)	13,157	12,843
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (a)(e)	15,761	15,327
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.021% 7/25/2065 (a)(c)(e)	7,504	7,693
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039 (a)(e)	3,157	2,980
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(e)	20,349	19,906
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(e)	5,483	5,519
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (a)(e)	6,902	6,948
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(e)	9,710	9,719
Tricon Residential Trust, Series 2025-SFR2, Class A, 5.20% 8/17/2044 (a)(e)	8,680	8,820
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (a)(e)(f)	22,184	22,411
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (a)(e)(f)	4,769	4,770
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (a)(e)(f)	1,287	1,290
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (a)(e)(f)	5,253	5,296
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (a)(e)(f)	3,142	3,189
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (a)(e)(f)	5,145	5,191
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(e)(f)	17,389	17,624
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (a)(e)(f)	1,729	1,751

22	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(e)(f)	USD8,536	$8,642
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028) (a)(e)(f)	5,794	5,819
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (a)(e)(f)	3,137	3,147
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(c)(e)	5,900	5,931
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (a)(c)(e)	6,256	6,299
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(e)(f)	7,662	7,744
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(e)(f)	9,567	9,593
		1,164,486
Total mortgage-backed obligations		9,924,381
U.S. Treasury bonds & notes 27.49%
U.S. Treasury 26.30%
U.S. Treasury 0.25% 10/31/2025	8,000	7,949
U.S. Treasury 3.00% 10/31/2025	8	7
U.S. Treasury 5.00% 10/31/2025	7,504	7,514
U.S. Treasury 4.50% 11/15/2025	375	375
U.S. Treasury 4.25% 12/31/2025	4,889	4,891
U.S. Treasury 4.25% 1/31/2026	205,000	205,108
U.S. Treasury 4.00% 2/15/2026	16,558	16,553
U.S. Treasury 0.50% 2/28/2026	45,000	44,236
U.S. Treasury 4.625% 2/28/2026	8,316	8,340
U.S. Treasury 4.50% 3/31/2026	267,750	268,524
U.S. Treasury 0.75% 4/30/2026	10,175	9,964
U.S. Treasury 4.875% 4/30/2026	67,000	67,386
U.S. Treasury 0.875% 6/30/2026	33,040	32,233
U.S. Treasury 4.50% 7/15/2026	8,050	8,091
U.S. Treasury 4.375% 7/31/2026	787,750	791,104
U.S. Treasury 0.75% 8/31/2026	25,246	24,486
U.S. Treasury 3.50% 9/30/2026	131,000	130,537
U.S. Treasury 2.00% 11/15/2026	10,000	9,791
U.S. Treasury 4.625% 11/15/2026	228	230
U.S. Treasury 4.375% 12/15/2026	65,000	65,485
U.S. Treasury 1.50% 1/31/2027	6,000	5,817
U.S. Treasury 4.125% 1/31/2027	51,885	52,148
U.S. Treasury 2.375% 5/15/2027	11,300	11,061
U.S. Treasury 2.625% 5/31/2027	140,000	137,554
U.S. Treasury 3.875% 5/31/2027	40,000	40,137
U.S. Treasury 3.75% 6/30/2027	278,000	278,492
U.S. Treasury 4.375% 7/15/2027	4,881	4,945
U.S. Treasury 2.75% 7/31/2027	52,000	51,151
U.S. Treasury 3.875% 7/31/2027	435,361	437,249
U.S. Treasury 3.75% 8/15/2027	211,000	211,457
U.S. Treasury 3.625% 8/31/2027	33,453	33,461
U.S. Treasury 3.375% 9/15/2027	50,000	49,775
U.S. Treasury 4.125% 9/30/2027	60,000	60,614
U.S. Treasury 4.125% 10/31/2027	30,000	30,314
U.S. Treasury 2.25% 11/15/2027	56,000	54,400
U.S. Treasury 3.875% 11/30/2027	40,000	40,230
U.S. Treasury 4.25% 1/15/2028	4,600	4,667
U.S. Treasury 4.25% 2/15/2028	9,000	9,137
U.S. Treasury 4.00% 2/29/2028	38,000	38,371
U.S. Treasury 3.625% 3/31/2028	10,965	10,978
U.S. Treasury 1.25% 5/31/2028	4,300	4,040
U.S. Treasury 3.625% 5/31/2028	7,000	7,007
U.S. Treasury 3.875% 6/15/2028	29,313	29,545
U.S. Treasury 1.25% 6/30/2028	16,000	15,006
U.S. Treasury 3.875% 7/15/2028	10,459	10,541
U.S. Treasury 1.00% 7/31/2028	— (b)	— (b)
U.S. Treasury 4.125% 7/31/2028 (g)	200,000	202,977
U.S. Treasury 2.875% 8/15/2028	10,000	9,803
U.S. Treasury 3.625% 8/15/2028	99,842	99,978
U.S. Treasury 1.125% 8/31/2028	58,000	53,979
U.S. Treasury 1.375% 10/31/2028	48,250	45,084
U.S. Treasury 4.375% 11/30/2028	13,194	13,507
U.S. Treasury 4.00% 1/31/2029	160	162

Intermediate Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.625% 2/15/2029	USD50,000	$48,432
U.S. Treasury 4.25% 2/28/2029	1,000,000	1,021,094
U.S. Treasury 4.50% 5/31/2029	223,100	229,898
U.S. Treasury 4.25% 6/30/2029	19,120	19,543
U.S. Treasury 4.125% 10/31/2029	18,000	18,329
U.S. Treasury 4.125% 11/30/2029	75,000	76,392
U.S. Treasury 3.875% 12/31/2029	24,000	24,214
U.S. Treasury 4.375% 12/31/2029	104,000	106,970
U.S. Treasury 3.50% 1/31/2030	26,000	25,831
U.S. Treasury 4.25% 1/31/2030	2,350	2,406
U.S. Treasury 4.00% 2/28/2030	3,350	3,397
U.S. Treasury 3.625% 3/31/2030	11,700	11,676
U.S. Treasury 3.75% 5/31/2030	65,000	65,185
U.S. Treasury 4.00% 5/31/2030	244,000	247,422
U.S. Treasury 3.875% 6/30/2030	14,103	14,220
U.S. Treasury 3.875% 7/31/2030	593,559	598,451
U.S. Treasury 4.00% 7/31/2030	3,963	4,016
U.S. Treasury 4.625% 9/30/2030	153,949	160,378
U.S. Treasury 4.875% 10/31/2030	58,803	61,959
U.S. Treasury 4.375% 11/30/2030	6,661	6,863
U.S. Treasury 4.00% 1/31/2031	64	65
U.S. Treasury 4.25% 2/28/2031	2,355	2,412
U.S. Treasury 4.625% 4/30/2031	29,000	30,239
U.S. Treasury 4.25% 6/30/2031	60,000	61,397
U.S. Treasury 1.25% 8/15/2031	3,000	2,593
U.S. Treasury 4.125% 10/31/2031	17,280	17,547
U.S. Treasury 4.125% 11/30/2031	48,900	49,637
U.S. Treasury 4.375% 1/31/2032	15,000	15,424
U.S. Treasury 1.875% 2/15/2032	10,000	8,861
U.S. Treasury 4.125% 2/29/2032	40,000	40,569
U.S. Treasury 4.00% 4/30/2032	50,000	50,297
U.S. Treasury 4.00% 6/30/2032	77,000	77,394
U.S. Treasury 4.00% 7/31/2032	83,959	84,353
U.S. Treasury 4.125% 11/15/2032	687	695
U.S. Treasury 3.50% 2/15/2033	3,200	3,102
U.S. Treasury 4.375% 5/15/2034	179	183
U.S. Treasury 4.25% 8/15/2035	44,297	44,390
U.S. Treasury 4.625% 5/15/2044	997	970
U.S. Treasury 1.875% 2/15/2051	578	318
U.S. Treasury 2.375% 5/15/2051	662	411
U.S. Treasury 4.625% 2/15/2055 (g)	80,000	76,262
U.S. Treasury 4.75% 5/15/2055	3,152	3,066
		7,073,252

U.S. Treasury inflation-protected securities 1.19%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (h)	30,522	30,127
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (h)	40,161	40,952
U.S. Treasury Inflation-Protected Security 1.625% 4/15/2030 (h)	25,330	25,872
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (g)(h)	20,718	16,131
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (h)	1,892	1,691
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (h)	216,772	204,958
		319,731
Total U.S. Treasury bonds & notes		7,392,983
Corporate bonds, notes & loans 14.71%
Financials 4.84%
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (e)(f)	15,000	15,046
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (e)(f)	13,200	13,730
Allstate Corp. (The) 0.75% 12/15/2025	6,899	6,826
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (f)	5,934	5,951
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027) (f)	5,555	5,623
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (f)	5,000	5,155
American Express Co. 5.915% 4/25/2035 (USD-SOFR + 1.63% on 4/25/2034) (f)	7,500	7,906
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)	3,000	3,136

24	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
American International Group, Inc. 4.85% 5/7/2030	USD15,300	$15,664
American International Group, Inc. 5.45% 5/7/2035	928	958
Aon Corp. 2.85% 5/28/2027	10,000	9,802
Aon Corp. 5.35% 2/28/2033	600	622
Aon North America, Inc. 5.15% 3/1/2029	15,865	16,337
Aon North America, Inc. 5.45% 3/1/2034	2,200	2,273
Arthur J. Gallagher & Co. 4.60% 12/15/2027	11,050	11,156
Arthur J. Gallagher & Co. 4.85% 12/15/2029	10,800	11,015
Arthur J. Gallagher & Co. 5.00% 2/15/2032	26,365	26,864
Athene Global Funding 5.543% 8/22/2035 (e)	4,761	4,742
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (f)	2,877	2,827
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (f)	2,235	2,337
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (f)	6,224	5,889
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (f)	9,730	10,045
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (f)	2,194	1,951
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	5,162	4,560
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	21,134	18,658
Bank of America Corp., Series MTN, 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (f)	4,000	3,978
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025) (e)(f)	10,000	10,005
Bank of New York Mellon Corp. 4.441% 6/9/2028 (USD-SOFR + 0.68% on 6/9/2027) (f)	5,000	5,033
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (f)	12,491	12,841
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (f)	7,600	7,811
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (f)	1,600	1,649
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (e)(f)	5,325	4,985
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (e)(f)	5,000	5,124
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (e)(f)	5,000	5,025
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (e)(f)	3,000	3,186
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (e)(f)	29,147	30,385
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (e)(f)	14,949	15,313
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (e)(f)	2,000	2,106
Brown & Brown, Inc. 4.70% 6/23/2028	8,000	8,081
Brown & Brown, Inc. 4.90% 6/23/2030	8,500	8,611
Brown & Brown, Inc. 5.25% 6/23/2032	16,661	17,045
Brown & Brown, Inc. 5.55% 6/23/2035	2,000	2,040
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (e)(f)	2,000	2,083
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (e)(f)	2,250	2,267
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (e)(f)	9,619	10,004
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (e)(f)	11,698	11,839
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (e)(f)	2,185	2,421
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (e)(f)	4,232	4,459
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (e)(f)	877	887
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (f)	2,500	2,537
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (f)	5,000	5,164
Chubb INA Holdings, LLC 5.00% 3/15/2034	7,121	7,237
Chubb INA Holdings, LLC 4.90% 8/15/2035	3,500	3,482
Citibank, NA 4.914% 5/29/2030	8,775	9,007
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (f)	14,170	14,357
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)	2,350	2,412
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)	10,907	10,961
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)	3,781	3,853
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (f)	8,500	7,805
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (f)	806	724
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (f)	7,856	6,957
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	1,639	1,657
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (f)	10,942	11,431
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (f)	12,000	13,056
Corebridge Financial, Inc. 3.65% 4/5/2027	27,016	26,778
Corebridge Financial, Inc. 3.90% 4/5/2032	281	266
Corebridge Global Funding 4.25% 8/21/2028 (e)	12,500	12,541
Corebridge Global Funding 4.90% 8/21/2032 (e)	2,000	2,008
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)	13,473	13,162
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (f)	4,100	4,314
Deutsche Bank AG 5.297% 5/9/2031 (USD-SOFR + 1.72% on 5/9/2030) (f)	1,700	1,742
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	1,200	1,209

Intermediate Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025) (e)(f)	USD6,500	$6,491
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025) (e)(f)	10,000	10,013
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (e)(f)	12,150	11,912
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)	4,947	5,034
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (f)	6,245	6,337
Fiserv, Inc. 3.20% 7/1/2026	13,500	13,379
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (f)	10,000	9,846
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (f)	3,000	3,032
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (f)	2,649	2,713
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (f)	14,317	14,478
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030) (f)	3,000	3,092
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (f)	3,640	3,198
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (f)	2,000	2,110
Guardian Life Global Funding 0.875% 12/10/2025 (e)	14,000	13,866
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (f)	6,150	6,150
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (f)	13,875	13,981
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (f)	7,259	7,716
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)	1,136	1,070
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (f)	3,067	3,164
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (f)	14,500	14,858
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (f)	267	241
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	1,669	1,697
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,620	2,740
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (e)(f)	2,500	2,925
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)	5,371	5,429
JPMorgan Chase & Co. 3.782% 2/1/2028 (3-month USD CME Term SOFR + 1.599% on 2/1/2027) (f)	5,000	4,972
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (f)	7,555	7,606
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (f)	4,843	4,990
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)	2,174	2,270
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)	10,178	10,441
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	10,000	10,112
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (f)	15,000	15,462
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)	1,605	1,411
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	5,605	4,999
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	18,952	19,711
KfW 5.125% 9/29/2025	10,813	10,819
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (f)	2,150	2,110
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (f)	6,785	6,882
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	5,700	5,805
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	16,435	16,831
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	4,800	4,822
Mastercard, Inc. 4.875% 3/9/2028	6,351	6,505
Mastercard, Inc. 4.35% 1/15/2032	10,000	10,011
Mastercard, Inc. 4.95% 3/15/2032	1,350	1,401
Mastercard, Inc. 4.875% 5/9/2034	1,059	1,079
Mastercard, Inc. 4.55% 1/15/2035	789	780
Metropolitan Life Global Funding I 3.45% 12/18/2026 (e)	1,170	1,161
Metropolitan Life Global Funding I 1.875% 1/11/2027 (e)	12,000	11,649
Metropolitan Life Global Funding I 4.40% 6/30/2027 (e)	9,400	9,463
Metropolitan Life Global Funding I 4.15% 8/25/2028 (e)	5,000	5,018
Morgan Stanley 3.125% 7/27/2026	770	763
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025) (f)	1,000	990
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)	17,883	18,286
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	6,197	6,259
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)	8,387	8,648
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033) (f)	2,500	2,776
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	7,870	8,023
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (f)	1,866	1,943
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (f)	42	41
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026) (f)	20,000	19,580

26	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
New York Life Global Funding 0.85% 1/15/2026 (e)	USD10,870	$10,727
New York Life Global Funding 4.60% 12/5/2029 (e)	740	751
New York Life Global Funding 4.55% 1/28/2033 (e)	1,347	1,332
Northwestern Mutual Global Funding 0.80% 1/14/2026 (e)	15,314	15,116
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (f)	17,204	17,235
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (f)	892	907
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026) (f)	800	801
PNC Financial Services Group, Inc. 5.30% 1/21/2028 (USD-SOFR + 1.342% on 1/21/2027) (f)	8,825	8,964
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	19,943	20,691
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (f)	7,687	7,946
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	700	786
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	3,900	4,067
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (f)	1,000	1,033
Pricoa Global Funding I 4.75% 8/26/2032 (e)	2,500	2,518
Royal Bank of Canada 4.875% 1/12/2026	6,665	6,676
Royal Bank of Canada 4.965% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (f)	10,000	10,186
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (f)	17,250	17,778
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030) (f)	16,750	17,173
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (f)	2,500	2,526
State Street Corp. 4.834% 4/24/2030	2,000	2,055
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	12,317	12,489
Toronto-Dominion Bank (The) 4.568% 12/17/2026	6,665	6,699
Toronto-Dominion Bank (The) 4.861% 1/31/2028	10,095	10,268
Toronto-Dominion Bank (The) 4.783% 12/17/2029	7,332	7,495
Toronto-Dominion Bank (The) 4.808% 6/3/2030	5,000	5,109
Toronto-Dominion Bank (The) 5.298% 1/30/2032	4,000	4,162
Travelers Cos., Inc. 5.05% 7/24/2035	874	880
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (f)	8,000	8,017
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (f)	16,187	16,589
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	13,824	14,234
U.S. Bancorp 5.727% 10/21/2026 (USD-SOFR + 1.43% on 10/21/2025) (f)	20,000	20,031
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (f)	1,119	1,132
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (f)	10,000	10,262
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (e)(f)	7,475	7,724
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (e)(f)	2,483	2,184
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	20,000	20,459
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)	7,095	7,356
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (f)	10,050	10,655
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (f)	3,529	3,333
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)	10,866	11,194
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (f)	1,465	1,351
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (f)	4,425	4,596
Zions BanCorp., NA 4.704% 8/18/2028 (USD-SOFR + 1.555% on 8/18/2027) (f)	8,000	8,032
		1,301,521

Health care 1.71%
AbbVie, Inc. 4.80% 3/15/2029	30,000	30,722
AbbVie, Inc. 3.20% 11/21/2029	4,575	4,410
AbbVie, Inc. 4.95% 3/15/2031	22,565	23,306
AbbVie, Inc. 5.05% 3/15/2034	1,800	1,834
AbbVie, Inc. 5.20% 3/15/2035	5,093	5,215
Amgen, Inc. 5.15% 3/2/2028	11,195	11,458
Amgen, Inc. 3.00% 2/22/2029	16,261	15,655
Amgen, Inc. 4.05% 8/18/2029	10,000	9,956
Amgen, Inc. 5.25% 3/2/2030	5,891	6,104
Amgen, Inc. 5.25% 3/2/2033	9,000	9,242
Bristol-Myers Squibb Co. 4.90% 2/22/2029	1,100	1,130
Bristol-Myers Squibb Co. 5.10% 2/22/2031	4,725	4,917
Bristol-Myers Squibb Co. 2.95% 3/15/2032	4,500	4,107
Bristol-Myers Squibb Co. 5.20% 2/22/2034	12,555	12,895
Centene Corp. 2.45% 7/15/2028	3,835	3,545
Cigna Group (The) 1.25% 3/15/2026	3,014	2,965
CVS Health Corp. 3.625% 4/1/2027	3,025	2,998

Intermediate Bond Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
CVS Health Corp. 1.30% 8/21/2027	USD16,000	$15,115
CVS Health Corp. 5.40% 6/1/2029	9,490	9,812
CVS Health Corp. 5.25% 1/30/2031	4,880	5,020
CVS Health Corp. 1.875% 2/28/2031	4,830	4,183
CVS Health Corp. 5.55% 6/1/2031	9,315	9,737
CVS Health Corp. 5.00% 9/15/2032	26,906	27,038
CVS Health Corp. 5.45% 9/15/2035	12,675	12,708
Elevance Health, Inc. 4.90% 2/8/2026	6,009	6,009
Elevance Health, Inc. 5.20% 2/15/2035	1,445	1,454
Eli Lilly and Co. 4.00% 10/15/2028	2,500	2,506
Eli Lilly and Co. 4.90% 2/12/2032	20,690	21,373
Eli Lilly and Co. 4.55% 10/15/2032	2,000	2,011
Eli Lilly and Co. 5.10% 2/12/2035	2,757	2,827
Eli Lilly and Co. 4.90% 10/15/2035	10,000	10,060
Gilead Sciences, Inc. 5.25% 10/15/2033	3,305	3,435
HCA, Inc. 3.125% 3/15/2027	15,875	15,625
HCA, Inc. 3.375% 3/15/2029	3,459	3,349
HCA, Inc. 2.375% 7/15/2031	3,023	2,666
Humana, Inc. 5.375% 4/15/2031	29,141	30,088
Johnson & Johnson 5.00% 3/1/2035	2,000	2,058
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	6,917	6,971
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	9,000	9,110
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,425	5,438
Roche Holdings, Inc. 4.203% 9/9/2029 (e)	5,562	5,590
Solventum Corp. 5.40% 3/1/2029	10,000	10,429
Stryker Corp. 4.85% 2/10/2030	2,700	2,771
Stryker Corp. 5.20% 2/10/2035	1,600	1,637
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	19,225	19,321
Thermo Fisher Scientific, Inc. 1.75% 10/15/2028	2,703	2,528
UnitedHealth Group, Inc. 1.15% 5/15/2026	9,295	9,096
UnitedHealth Group Inc. 4.40% 6/15/2028	5,000	5,050
UnitedHealth Group, Inc. 4.00% 5/15/2029	6,500	6,468
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,500	12,222
UnitedHealth Group Inc. 4.65% 1/15/2031	1,600	1,622
UnitedHealth Group, Inc. 4.90% 4/15/2031	650	665
UnitedHealth Group, Inc. 4.95% 1/15/2032	9,614	9,814
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,066	2,991
UnitedHealth Group, Inc. 5.30% 6/15/2035	11,200	11,453
		460,709

Utilities 1.70%
Alabama Power Co. 3.75% 9/1/2027	5,000	4,986
American Electric Power Co., Inc. 4.30% 12/1/2028	2,585	2,600
American Transmission Systems, Inc. 2.65% 1/15/2032 (e)	5,125	4,558
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	700	704
CenterPoint Energy, Inc. 1.45% 6/1/2026	1,250	1,223
CenterPoint Energy, Inc. 2.65% 6/1/2031	5,000	4,537
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (e)	2,210	2,167
CMS Energy Corp. 3.00% 5/15/2026	10,285	10,190
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	4,959	4,372
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,125	2,140
Consumers Energy Co. 3.80% 11/15/2028	4,100	4,074
Consumers Energy Co. 4.50% 1/15/2031	11,384	11,500
Consumers Energy Co. 3.60% 8/15/2032	10,844	10,206
Consumers Energy Co. 4.625% 5/15/2033	1,929	1,916
Consumers Energy Co. 5.05% 5/15/2035	5,336	5,382
DTE Energy Co. 4.95% 7/1/2027	6,525	6,616
Duke Energy Florida, LLC 1.75% 6/15/2030	16,616	14,854
Edison International 5.25% 11/15/2028	5,950	6,010
Edison International 5.45% 6/15/2029	1,722	1,742
Edison International 6.95% 11/15/2029	5,800	6,159
Edison International 6.25% 3/15/2030	8,889	9,253
Edison International 5.25% 3/15/2032	3,862	3,802
Enel Finance International NV 2.125% 7/12/2028 (e)	1,175	1,107
Entergy Corp. 0.90% 9/15/2025	6,025	6,017

28	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Entergy Corp. 1.90% 6/15/2028	USD10,000	$9,418
Entergy Louisiana, LLC 3.12% 9/1/2027	1,110	1,091
Eversource Energy 1.40% 8/15/2026	17,138	16,673
Eversource Energy 5.95% 2/1/2029	5,000	5,249
FirstEnergy Corp. 1.60% 1/15/2026	33,567	33,176
FirstEnergy Corp. 2.25% 9/1/2030	3,975	3,572
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (e)	100	96
Florida Power & Light Co. 4.40% 5/15/2028	12,505	12,627
Florida Power & Light Co. 4.80% 5/15/2033	7,786	7,864
Florida Power & Light Co. 5.30% 6/15/2034	3,310	3,425
Jersey Central Power & Light Co. 5.10% 1/15/2035	375	375
Monongahela Power Co. 3.55% 5/15/2027 (e)	5,500	5,443
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	10,325	10,427
Northern States Power Co. 5.05% 5/15/2035	6,225	6,296
Pacific Gas and Electric Co. 2.10% 8/1/2027	8,000	7,671
Pacific Gas and Electric Co. 2.50% 2/1/2031	16,652	14,775
Pacific Gas and Electric Co. 4.40% 3/1/2032	2,145	2,073
Pacific Gas and Electric Co. 5.90% 6/15/2032	2,648	2,756
Pacific Gas and Electric Co. 6.15% 1/15/2033	2,405	2,529
Pacific Gas and Electric Co. 6.40% 6/15/2033	12,367	13,147
Pacific Gas and Electric Co. 6.95% 3/15/2034	87	95
Pacific Gas and Electric Co. 5.70% 3/1/2035	11,909	12,080
Pacific Gas and Electric Co. 6.00% 8/15/2035	16,785	17,371
PacifiCorp 5.30% 2/15/2031	22,000	22,845
PacifiCorp 5.45% 2/15/2034	1,650	1,678
Progress Energy, Inc. 7.00% 10/30/2031	275	310
Public Service Electric and Gas Co. 2.45% 1/15/2030	1,471	1,372
Public Service Electric and Gas Co. 1.90% 8/15/2031	5,449	4,753
Public Service Electric and Gas Co. 5.20% 8/1/2033	733	759
Public Service Electric and Gas Co. 4.85% 8/1/2034	2,095	2,102
Public Service Electric and Gas Co. 4.90% 8/15/2035	5,277	5,261
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	250	255
Southern California Edison Co. 1.20% 2/1/2026	2,770	2,729
Southern California Edison Co. 4.40% 9/6/2026	10,000	10,010
Southern California Edison Co. 3.65% 3/1/2028	7,000	6,889
Southern California Edison Co. 2.85% 8/1/2029	5,235	4,930
Southern California Edison Co. 5.25% 3/15/2030	21,346	21,855
Southern California Edison Co. 2.25% 6/1/2030	7,230	6,507
Southern California Edison Co. 2.50% 6/1/2031	9,969	8,829
Southern California Edison Co. 5.45% 6/1/2031	1,337	1,384
Southern California Edison Co. 2.75% 2/1/2032	10,875	9,560
Southern California Edison Co. 5.20% 6/1/2034	597	594
Southern California Edison Co. 5.45% 3/1/2035	5,545	5,588
Southern California Edison Co. 5.625% 2/1/2036	484	488
Tampa Electric Co. 5.15% 3/1/2035	2,525	2,549
WEC Energy Group, Inc. 5.15% 10/1/2027	4,353	4,437
Wisconsin Public Service Corp. 4.55% 12/1/2029	9,195	9,370
Xcel Energy, Inc. 5.50% 3/15/2034	6,638	6,794
Xcel Energy, Inc. 5.60% 4/15/2035	2,135	2,184
		458,376

Consumer discretionary 1.39%
American Honda Finance Corp. 1.00% 9/10/2025	13,000	12,990
American Honda Finance Corp. 1.30% 9/9/2026	7,500	7,284
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (e)	5,691	5,747
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (e)	11,271	11,643
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (e)	6,525	6,158
Ford Motor Credit Co., LLC 3.375% 11/13/2025	255	254
Ford Motor Credit Co., LLC 6.95% 3/6/2026	1,405	1,417
Ford Motor Credit Co., LLC 6.95% 6/10/2026	1,070	1,084
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	196
Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	198
Ford Motor Credit Co., LLC 5.85% 5/17/2027	12,000	12,125
Ford Motor Credit Co., LLC 4.95% 5/28/2027	5,980	5,970
Ford Motor Credit Co., LLC 4.125% 8/17/2027	2,275	2,233

Intermediate Bond Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 3.815% 11/2/2027	USD765	$745
Ford Motor Credit Co., LLC 7.35% 11/4/2027	3,715	3,869
Ford Motor Credit Co., LLC 2.90% 2/16/2028	650	617
Ford Motor Credit Co., LLC 5.918% 3/20/2028	16,449	16,699
Ford Motor Credit Co., LLC 6.80% 5/12/2028	10,010	10,399
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,214	8,552
Ford Motor Credit Co., LLC 5.80% 3/8/2029	15,000	15,172
Ford Motor Credit Co., LLC 5.875% 11/7/2029	15,500	15,674
Ford Motor Credit Co., LLC 4.00% 11/13/2030	450	419
Ford Motor Credit Co., LLC 6.532% 3/19/2032	14,500	14,910
Ford Motor Credit Co., LLC 7.122% 11/7/2033	631	660
General Motors Financial Co., Inc. 5.40% 4/6/2026	13,440	13,505
General Motors Financial Co., Inc. 4.90% 10/6/2029	5,991	6,038
General Motors Financial Co., Inc. 5.35% 1/7/2030	8,725	8,927
Home Depot, Inc. 4.95% 6/25/2034	13,198	13,431
Hyatt Hotels Corp. 5.05% 3/30/2028	3,399	3,458
Hyatt Hotels Corp. 5.75% 3/30/2032	4,251	4,406
Hyundai Capital America 1.80% 10/15/2025 (e)	7,423	7,396
Hyundai Capital America 1.50% 6/15/2026 (e)	20,850	20,398
Hyundai Capital America 5.45% 6/24/2026 (e)	6,226	6,275
Hyundai Capital America 5.275% 6/24/2027 (e)	10,000	10,153
Hyundai Capital America 2.375% 10/15/2027 (e)	745	716
Hyundai Capital America 6.50% 1/16/2029 (e)	2,835	3,006
Hyundai Capital America 5.30% 6/24/2029 (e)	2,733	2,807
Hyundai Capital America 5.30% 1/8/2030 (e)	5,000	5,151
Hyundai Capital America 5.15% 3/27/2030 (e)	1,573	1,607
Hyundai Capital America 5.10% 6/24/2030 (e)	11,737	11,980
Hyundai Capital America 4.75% 9/26/2031 (e)	13,000	13,078
Marriott International, Inc. 4.20% 7/15/2027	12,000	12,023
Marriott International, Inc. 4.90% 4/15/2029	2,798	2,855
Marriott International, Inc. 4.50% 10/15/2031	9,000	8,929
McDonald’s Corp. 4.95% 3/3/2035	814	820
Mercedes-Benz Finance North America, LLC 1.45% 3/2/2026 (e)	5,445	5,369
Sands China, Ltd. 2.30% 3/8/2027	8,000	7,751
Stellantis Finance US, Inc. 1.711% 1/29/2027 (e)	4,050	3,888
Stellantis Finance US, Inc. 5.625% 1/12/2028 (e)	5,000	5,084
Toyota Motor Credit Corp. 1.125% 6/18/2026	985	962
Toyota Motor Credit Corp. 1.90% 1/13/2027	1,710	1,664
Toyota Motor Credit Corp. 1.90% 4/6/2028	3,555	3,384
Toyota Motor Credit Corp. 4.95% 1/9/2030	12,490	12,881
Volkswagen Group of America Finance, LLC 4.95% 3/25/2027 (e)	9,573	9,641
Volkswagen Group of America Finance, LLC 5.05% 3/27/2028 (e)	10,000	10,145
		372,743

Consumer staples 1.30%
7-Eleven, Inc. 0.95% 2/10/2026 (e)	2,670	2,628
Altria Group, Inc. 4.40% 2/14/2026	8,708	8,701
Altria Group, Inc. 4.875% 2/4/2028	2,254	2,289
Altria Group, Inc. 4.50% 8/6/2030	4,350	4,353
Altria Group, Inc. 2.45% 2/4/2032	2,250	1,960
Altria Group, Inc. 5.25% 8/6/2035	5,000	4,993
BAT Capital Corp. 3.215% 9/6/2026	14,161	14,012
BAT Capital Corp. 6.343% 8/2/2030	4,369	4,716
BAT Capital Corp. 5.834% 2/20/2031	2,150	2,275
BAT Capital Corp. 5.35% 8/15/2032	24,000	24,720
BAT Capital Corp. 6.421% 8/2/2033	8,886	9,692
BAT Capital Corp. 6.00% 2/20/2034	631	670
BAT Capital Corp. 5.625% 8/15/2035	2,094	2,149
BAT International Finance PLC 5.931% 2/2/2029	12,406	13,044
Campbell’s Co. (The) 4.75% 3/23/2035	2,026	1,941
Conagra Brands, Inc. 1.375% 11/1/2027	6,375	5,981
Constellation Brands, Inc. 4.35% 5/9/2027	10,515	10,546
Constellation Brands, Inc. 4.80% 5/1/2030	496	504
Constellation Brands, Inc. 4.90% 5/1/2033	245	245
Imperial Brands Finance PLC 4.50% 6/30/2028 (e)	1,934	1,947

30	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Imperial Brands Finance PLC 5.625% 7/1/2035 (e)	USD7,250	$7,327
J. M. Smucker Co. (The) 5.90% 11/15/2028	4,657	4,891
J. M. Smucker Co. (The) 6.20% 11/15/2033	2,478	2,666
Kroger Co. 1.70% 1/15/2031	2,000	1,746
Kroger Co. 5.00% 9/15/2034	7,781	7,759
Mars, Inc. 4.60% 3/1/2028 (e)	23,000	23,291
Mars, Inc. 4.80% 3/1/2030 (e)	35,252	35,936
Mars, Inc. 5.00% 3/1/2032 (e)	22,134	22,606
Mars, Inc. 5.20% 3/1/2035 (e)	17,177	17,347
Mondelez International, Inc. 4.50% 5/6/2030	15,000	15,113
Mondelez International, Inc. 5.125% 5/6/2035	2,000	2,027
Philip Morris International, Inc. 5.00% 11/17/2025	1,300	1,301
Philip Morris International, Inc. 5.125% 11/17/2027	19,946	20,377
Philip Morris International, Inc. 4.125% 4/28/2028	5,000	5,012
Philip Morris International, Inc. 4.625% 11/1/2029	18,773	19,077
Philip Morris International, Inc. 4.375% 4/30/2030	10,282	10,344
Philip Morris International, Inc. 5.50% 9/7/2030	5,000	5,262
Philip Morris International, Inc. 5.125% 2/13/2031	11,166	11,543
Philip Morris International, Inc. 4.75% 11/1/2031	3,957	4,016
Philip Morris International, Inc. 5.75% 11/17/2032	281	298
Philip Morris International, Inc. 5.375% 2/15/2033	300	311
Philip Morris International, Inc. 5.625% 9/7/2033	400	420
Philip Morris International, Inc. 5.25% 2/13/2034	211	216
Philip Morris International, Inc. 4.90% 11/1/2034	6,180	6,156
Philip Morris International, Inc. 4.875% 4/30/2035	513	508
Procter & Gamble Co. 3.95% 1/26/2028	7,500	7,548
		350,464

Industrials 1.06%
BAE Systems PLC 5.125% 3/26/2029 (e)	750	774
BAE Systems PLC 5.25% 3/26/2031 (e)	8,631	8,996
BAE Systems PLC 5.30% 3/26/2034 (e)	3,000	3,079
Boeing Co. (The) 2.75% 2/1/2026	20,292	20,139
Boeing Co. (The) 2.196% 2/4/2026	22,066	21,857
Boeing Co. (The) 6.259% 5/1/2027	738	760
Boeing Co. (The) 3.25% 2/1/2028	9,350	9,135
Boeing Co. (The) 6.298% 5/1/2029	2,852	3,030
Boeing Co. (The) 5.15% 5/1/2030	3,959	4,062
Boeing Co. (The) 6.388% 5/1/2031	11,349	12,332
Boeing Co. (The) 6.528% 5/1/2034	1,400	1,534
Canadian Pacific Railway Co. 1.75% 12/2/2026	9,790	9,514
Canadian Pacific Railway Co. 4.80% 3/30/2030	27,842	28,529
Canadian Pacific Railway Co. 5.20% 3/30/2035	3,300	3,364
CSX Corp. 5.05% 6/15/2035	3,150	3,182
General Dynamics Corp. 1.15% 6/1/2026	10,000	9,775
General Dynamics Corp. 4.95% 8/15/2035	1,500	1,516
General Electric Co. 4.30% 7/29/2030	3,181	3,196
General Electric Co. 4.90% 1/29/2036	2,180	2,191
Johnson Controls International PLC 4.90% 12/1/2032	2,313	2,339
L3Harris Technologies, Inc. 5.40% 1/15/2027	5,555	5,645
L3Harris Technologies, Inc. 1.80% 1/15/2031	4,000	3,503
L3Harris Technologies, Inc. 5.40% 7/31/2033	6,114	6,318
Lockheed Martin Corp. 4.95% 10/15/2025	4,445	4,446
Lockheed Martin Corp. 4.45% 5/15/2028	6,968	7,054
Masco Corp. 1.50% 2/15/2028	4,158	3,894
Norfolk Southern Corp. 5.05% 8/1/2030	4,288	4,442
Norfolk Southern Corp. 4.45% 3/1/2033	2,773	2,727
Norfolk Southern Corp. 5.10% 5/1/2035	6,918	7,000
Northrop Grumman Corp. 4.65% 7/15/2030	2,200	2,239
Northrop Grumman Corp. 4.70% 3/15/2033	8,697	8,707
Paychex, Inc. 5.10% 4/15/2030	2,341	2,410
Paychex, Inc. 5.35% 4/15/2032	929	961
Paychex, Inc. 5.60% 4/15/2035	82	85
RTX Corp. 5.00% 2/27/2026	4,046	4,056
RTX Corp. 5.75% 11/8/2026	10,000	10,169

Intermediate Bond Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
RTX Corp. 1.90% 9/1/2031	USD2,500	$2,168
RTX Corp. 2.375% 3/15/2032	425	373
RTX Corp. 6.10% 3/15/2034	2,000	2,172
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026 (e)	4,172	4,108
Siemens Funding BV 5.20% 5/28/2035 (e)	13,500	13,904
Union Pacific Corp. 5.10% 2/20/2035	3,013	3,067
Veralto Corp. 5.35% 9/18/2028	10,000	10,332
Verisk Analytics, Inc. 4.50% 8/15/2030	11,263	11,315
Verisk Analytics, Inc. 5.125% 2/15/2036	3,207	3,188
Waste Management, Inc. 4.875% 2/15/2029	10,000	10,291
Waste Management, Inc. 4.625% 2/15/2030	400	408
Waste Management, Inc. 4.95% 3/15/2035	262	263
		284,549

Energy 0.69%
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,671	1,627
Chevron Corp. 1.995% 5/11/2027	4,663	4,527
Chevron USA, Inc. 1.018% 8/12/2027	2,992	2,840
Chevron USA, Inc. 4.687% 4/15/2030	15,513	15,862
Chevron USA, Inc. 4.98% 4/15/2035	1,500	1,526
ConocoPhillips Co. 4.70% 1/15/2030	15,950	16,258
ConocoPhillips Co. 4.85% 1/15/2032	17,450	17,759
Diamondback Energy, Inc. 5.15% 1/30/2030	5,851	6,013
Diamondback Energy, Inc. 5.55% 4/1/2035	1,696	1,716
Energy Transfer, LP 6.10% 12/1/2028	7,310	7,692
Eni SpA 5.50% 5/15/2034 (e)	1,802	1,839
Eni SpA 5.75% 5/19/2035 (e)	4,133	4,269
Enterprise Products Operating, LLC 5.05% 1/10/2026	8,361	8,375
Enterprise Products Operating, LLC 4.95% 2/15/2035	716	715
EOG Resources, Inc. 4.40% 7/15/2028	4,147	4,188
EOG Resources, Inc. 5.35% 1/15/2036	1,500	1,523
Exxon Mobil Corp. 2.61% 10/15/2030	7,280	6,793
MPLX, LP 4.80% 2/15/2031	6,250	6,257
MPLX, LP 5.00% 1/15/2033	28,000	27,764
MPLX, LP 5.40% 9/15/2035	6,138	6,062
Occidental Petroleum Corp. 5.375% 1/1/2032	4,100	4,127
Occidental Petroleum Corp. 5.55% 10/1/2034	1,924	1,916
ONEOK, Inc. 5.55% 11/1/2026	5,705	5,774
Petroleos Mexicanos 6.875% 10/16/2025	2,500	2,504
Petroleos Mexicanos 5.35% 2/12/2028	5,000	4,905
Petroleos Mexicanos 6.84% 1/23/2030	4,000	3,999
Pioneer Natural Resources Co. 1.125% 1/15/2026	6,015	5,942
Saudi Arabian Oil Co. 1.625% 11/24/2025 (e)	1,920	1,908
Saudi Arabian Oil Co. 5.25% 7/17/2034 (e)	695	713
Shell Finance US, Inc. 2.75% 4/6/2030	3,000	2,840
Shell Finance US, Inc. 4.125% 5/11/2035	1,650	1,568
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	4,813	4,875
TotalEnergies Capital SA 4.724% 9/10/2034	1,500	1,500
		186,176

Information technology 0.69%
Analog Devices, Inc. 1.70% 10/1/2028	2,583	2,414
Analog Devices, Inc. 5.05% 4/1/2034	1,581	1,627
Broadcom, Inc. 3.15% 11/15/2025	1,650	1,646
Broadcom, Inc. 1.95% 2/15/2028 (e)	2,435	2,317
Broadcom, Inc. 4.35% 2/15/2030	4,350	4,364
Broadcom, Inc. 5.15% 11/15/2031	3,326	3,440
Broadcom, Inc. 4.55% 2/15/2032	1,978	1,970
Broadcom, Inc. 4.90% 7/15/2032	2,000	2,025
Broadcom, Inc. 4.80% 10/15/2034	460	455
Cisco Systems, Inc. 4.95% 2/26/2031	4,854	5,027
Cisco Systems, Inc. 5.05% 2/26/2034	4,385	4,509
Cisco Systems, Inc. 5.10% 2/24/2035	3,699	3,787
Intel Corp. 4.875% 2/10/2026	10,000	10,017

32	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Intuit, Inc. 1.35% 7/15/2027	USD1,325	$1,265
Microchip Technology, Inc. 4.90% 3/15/2028	4,731	4,799
Microchip Technology, Inc. 5.05% 3/15/2029	25,400	25,908
Microchip Technology, Inc. 5.05% 2/15/2030	5,049	5,153
Micron Technology, Inc. 6.05% 11/1/2035	1,325	1,393
Oracle Corp. 5.25% 2/3/2032	6,050	6,222
Oracle Corp. 5.50% 8/3/2035	700	714
Roper Technologies, Inc. 4.25% 9/15/2028	8,000	8,032
Roper Technologies, Inc. 4.45% 9/15/2030	25,000	25,063
Roper Technologies, Inc. 5.10% 9/15/2035	6,634	6,620
Synopsys, Inc. 4.55% 4/1/2027	10,240	10,305
Synopsys, Inc. 4.65% 4/1/2028	18,000	18,247
Synopsys, Inc. 4.85% 4/1/2030	2,500	2,551
Synopsys, Inc. 5.00% 4/1/2032	2,000	2,041
Synopsys, Inc. 5.15% 4/1/2035	13,752	13,877
Texas Instruments, Inc. 4.60% 2/8/2029	7,100	7,258
Texas Instruments, Inc. 5.10% 5/23/2035	3,000	3,069
		186,115

Communication services 0.64%
AT&T, Inc. 1.70% 3/25/2026	2,567	2,530
AT&T, Inc. 2.30% 6/1/2027	550	533
AT&T, Inc. 1.65% 2/1/2028	2,413	2,278
AT&T, Inc. 4.35% 3/1/2029	2,500	2,511
AT&T, Inc. 2.55% 12/1/2033	5,601	4,716
AT&T, Inc. 5.40% 2/15/2034	6,070	6,260
AT&T, Inc. 4.50% 5/15/2035	2,384	2,282
Charter Communications Operating, LLC 2.30% 2/1/2032	5,000	4,238
Charter Communications Operating, LLC 4.40% 4/1/2033	10,000	9,407
Charter Communications Operating, LLC 6.65% 2/1/2034	6,730	7,181
Charter Communications Operating, LLC 6.384% 10/23/2035	4,200	4,379
Charter Communications Operating, LLC 5.85% 12/1/2035	2,826	2,832
Comcast Corp. 2.65% 2/1/2030	1,000	938
Comcast Corp. 5.30% 6/1/2034	8,449	8,700
Comcast Corp. 5.30% 5/15/2035	3,282	3,350
Meta Platforms, Inc. 4.30% 8/15/2029	4,980	5,047
Meta Platforms, Inc. 4.75% 8/15/2034	5,923	5,955
SBA Tower Trust 1.631% 11/15/2026 (e)	13,740	13,294
T-Mobile USA, Inc. 1.50% 2/15/2026	7,500	7,401
T-Mobile USA, Inc. 3.75% 4/15/2027	29,000	28,826
T-Mobile USA, Inc. 2.05% 2/15/2028	950	905
T-Mobile USA, Inc. 4.85% 1/15/2029	2,000	2,041
T-Mobile USA, Inc. 3.875% 4/15/2030	3,534	3,462
T-Mobile USA, Inc. 2.55% 2/15/2031	585	530
T-Mobile USA, Inc. 2.875% 2/15/2031	280	257
T-Mobile USA, Inc. 5.125% 5/15/2032	5,111	5,238
T-Mobile USA, Inc. 5.30% 5/15/2035	6,135	6,198
Verizon Communications, Inc. 1.75% 1/20/2031	1,000	873
Verizon Communications, Inc. 2.55% 3/21/2031	20,031	18,172
Verizon Communications, Inc. 5.25% 4/2/2035	10,192	10,293
		170,627

Real estate 0.36%
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	2,285	2,144
American Tower Corp. 1.45% 9/15/2026	3,385	3,289
Boston Properties, LP 2.45% 10/1/2033	2,250	1,827
Boston Properties, LP 6.50% 1/15/2034	7,010	7,527
Boston Properties, LP 5.75% 1/15/2035	3,396	3,444
Crown Castle, Inc. 5.00% 1/11/2028	7,388	7,491
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	10,832	11,044
Prologis, LP 4.875% 6/15/2028	9,286	9,501
Prologis, LP 5.00% 1/31/2035	6,326	6,363
Public Storage Operating Co. (USD-SOFR + 0.70%) 5.022% 4/16/2027 (c)	12,055	12,100
Public Storage Operating Co. 1.85% 5/1/2028	2,660	2,516

Intermediate Bond Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Public Storage Operating Co. 1.95% 11/9/2028	USD3,041	$2,855
Scentre Group Trust 1 3.25% 10/28/2025 (e)	1,360	1,357
Simon Property Group, LP 4.375% 10/1/2030	15,000	15,045
Simon Property Group, LP 5.125% 10/1/2035	6,595	6,596
Sun Communities Operating, LP 2.30% 11/1/2028	4,193	3,972
		97,071

Materials 0.33%
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	4,661	4,867
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	3,000	3,084
Celanese US Holdings, LLC 6.665% 7/15/2027	1,909	1,966
Celanese US Holdings, LLC 6.83% 7/15/2029	2,500	2,604
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (e)	4,069	4,154
Dow Chemical Co. (The) 5.15% 2/15/2034	6,696	6,660
Dow Chemical Co. (The) 5.35% 3/15/2035	1,700	1,686
Ecolab, Inc. 5.00% 9/1/2035	7,000	7,053
EIDP, Inc. 4.50% 5/15/2026	8,125	8,135
LYB International Finance III, LLC 1.25% 10/1/2025	1,227	1,223
LYB International Finance III, LLC 2.25% 10/1/2030	1,192	1,067
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	10,250	10,514
Rio Tinto Finance (USA) PLC 5.00% 3/14/2032	16,000	16,410
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,710	1,743
Sherwin-Williams Co. 4.30% 8/15/2028	8,000	8,037
Sherwin-Williams Co. 4.50% 8/15/2030	7,000	7,042
Sherwin-Williams Co. 5.15% 8/15/2035	1,183	1,192
Vale Overseas, Ltd. 3.75% 7/8/2030	2,291	2,185
		89,622
Total corporate bonds, notes & loans		3,957,973
Asset-backed obligations 13.02%
Auto loan 5.71%
American Credit Acceptance Receivables Trust, Series 2024-2, Class A, 5.90% 2/12/2027 (a)(e)	105	105
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027 (a)(e)	1,025	1,025
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (a)(e)	3,919	3,924
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(e)	2,750	2,751
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (a)(e)	7,059	7,095
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (a)(e)	4,556	4,564
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (a)(e)	1,368	1,370
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (a)(e)	1,390	1,397
American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82% 10/12/2029 (a)(e)	2,000	2,049
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (a)(e)	14,735	14,809
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (a)(e)	2,489	2,531
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 3/12/2031 (a)(e)	3,517	3,557
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (a)(e)	1,025	1,030
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (a)(e)	1,000	1,013
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19% 4/19/2027 (a)	229	230
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (a)	7,946	8,027
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (a)(e)	3,921	3,932
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (a)(e)	932	939
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (a)(e)	897	906
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82% 1/15/2032 (a)(e)	502	509
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(e)	16,719	16,607
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(e)	692	688
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (a)(e)	7,683	7,738
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(e)	26,765	27,308
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029 (a)(e)	16,901	17,290
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (a)(e)	13,000	13,383
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(e)	1,254	1,272
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(e)	18,450	19,246
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (a)(e)	5,340	5,616
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(e)	5,598	5,786
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (a)(e)	5,839	5,996
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)	3,622	3,624
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (a)	1,291	1,293

34	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A2, 4.84% 1/18/2028 (a)	USD4,986	$4,990
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (a)	1,647	1,649
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 4.73% 2/15/2028 (a)	7,640	7,649
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (a)	8,442	8,465
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028 (a)	11,694	11,750
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (a)	6,406	6,419
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (a)	3,188	3,200
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (a)	5,217	5,228
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (a)	4,696	4,740
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (a)	2,892	2,962
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (a)	2,645	2,650
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (a)	3,692	3,718
CarMax Auto Owner Trust, Series 2023-3, Class A4, 5.26% 2/15/2029 (a)	8,980	9,133
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (a)	8,001	8,100
CarMax Auto Owner Trust, Series 2024-3, Class B, 5.08% 2/15/2030 (a)	2,473	2,525
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (a)	2,465	2,473
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (a)	1,993	2,040
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (a)	3,022	3,128
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027 (a)(e)	1,933	1,936
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027 (a)(e)	115	115
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(e)	1,449	1,460
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (a)	57	56
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (a)	4,288	4,201
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (a)	1,545	1,561
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67% 12/10/2030 (a)(e)	1,900	1,906
Carvana Auto Receivables Trust, Series 2024-N3, Class C, 4.90% 12/10/2030 (a)(e)	1,942	1,955
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027 (a)(e)	1,398	1,400
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (a)(e)	2,909	2,915
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (a)(e)	2,378	2,384
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027 (a)(e)	1,613	1,613
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029 (a)(e)	5,820	5,876
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (a)(e)	9,314	9,448
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (a)(e)	6,236	6,297
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (a)(e)	8,384	8,496
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030 (a)(e)	3,470	3,483
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(e)	1,903	1,929
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(e)	4,118	4,150
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(e)	6,122	6,257
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027 (a)(e)	2,391	2,393
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(e)	1,746	1,750
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(e)	2,426	2,429
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (a)(e)	4,845	4,881
CPS Auto Receivables Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (a)(e)	9,722	9,745
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (a)(e)	2,340	2,343
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (a)(e)	3,659	3,665
CPS Auto Receivables Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (a)(e)	8,357	8,403
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(e)	1,492	1,505
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(e)	238	243
Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.48% 3/15/2033 (a)(e)	751	754
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	4,876	4,879
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028 (a)	2,530	2,532
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	16,952	16,972
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (a)	9,283	9,339
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (a)	4,455	4,466
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (a)	7,615	7,727
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032 (a)	4,359	4,382
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (a)	10,253	10,326
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (a)	3,614	3,648
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (a)	647	656
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (a)	2,003	2,043
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028 (a)(e)	286	286
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (a)(e)	5,885	5,903
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (a)(e)	2,089	2,099
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(e)	4,579	4,604
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(e)	6,844	6,864
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(e)	571	571

Intermediate Bond Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (a)(e)	USD3,406	$3,419
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (a)(e)	2,281	2,331
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (a)	3,845	3,847
Exeter Automobile Receivables Trust, Series 2024-3A, Class A3, 5.65% 12/15/2027 (a)	3,165	3,170
Exeter Automobile Receivables Trust, Series 2025-4A, Class A2, 4.53% 3/15/2028 (a)	6,000	6,003
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028 (a)	3,346	3,353
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	431	434
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (a)	2,938	2,947
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (a)	7,889	7,914
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	416	426
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029 (a)	7,369	7,455
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	2,286	2,331
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (a)	5,304	5,351
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (a)	13,868	13,913
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86% 2/15/2030 (a)	2,107	2,135
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030 (a)	7,450	7,636
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (a)	5,680	5,747
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (a)	5,363	5,500
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (a)	4,233	4,320
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (a)	1,847	1,875
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (a)	2,237	2,284
Exeter Automobile Receivables Trust, Series 2025-4A, Class D, 5.23% 1/15/2032 (a)	3,686	3,715
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (a)	7,939	7,965
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (a)	3,027	3,055
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (a)	1,416	1,450
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (a)(e)	2,726	2,736
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (a)(e)	4,486	4,527
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029 (a)(e)	474	483
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029 (a)(e)	320	323
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (a)	5,573	5,585
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (a)	1,521	1,531
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030 (a)	7,417	7,448
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033 (a)(e)	6,591	6,472
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(e)	8,653	8,815
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(e)	38,713	40,108
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (a)(e)	10,210	10,264
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (a)	6,232	6,332
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (a)(e)	11,343	11,510
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(e)	2,098	2,101
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027 (a)(e)	889	890
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(e)	4,369	4,372
GLS Auto Receivables Trust, Series 2025-1A, Class A2, 4.68% 12/15/2027 (a)(e)	8,057	8,065
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (a)(e)	3,870	3,880
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(e)	3,087	3,095
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(e)	8,340	8,368
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (a)(e)	14,702	14,720
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (a)(e)	2,000	2,009
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (a)(e)	9,970	10,017
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (a)(e)	14,663	14,752
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (a)(e)	3,421	3,447
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (a)(e)	3,426	3,436
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(e)	585	590
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(e)	529	542
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (a)(e)	3,314	3,350
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (a)(e)	12,409	12,566
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(e)	2,531	2,588
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (a)(e)	3,702	3,718
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(e)	2,263	2,266
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (a)(e)	12,071	12,121
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (a)(e)	5,576	5,599
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (a)(e)	544	547
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (a)(e)	238	240
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (a)(e)	520	530
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (a)(e)	268	274
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (a)(e)	679	699
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (a)	1,215	1,216

36	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027 (a)	USD6,773	$6,825
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (a)	2,229	2,237
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(e)	3,487	3,623
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(e)	13,906	14,628
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (a)(e)	19,512	19,827
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (a)	5,406	5,437
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (a)	3,743	3,802
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (a)(e)	7,050	7,113
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026 (a)(e)	2,398	2,397
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (a)(e)	2,806	2,820
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(e)	2,850	2,901
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029 (a)(e)	14,882	15,356
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (a)(e)	4,875	5,110
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(e)	54,758	53,127
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(e)	1,580	1,528
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (a)(e)	4,785	4,868
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(e)	10,661	10,866
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(e)	6,761	6,849
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (a)(e)	1,083	1,100
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(e)	1,204	1,216
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (a)(e)	5,897	6,003
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (a)(e)	1,583	1,602
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (a)(e)	1,615	1,635
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(e)	1,398	1,428
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (a)(e)	22,897	23,501
Hertz Vehicle Financing, LLC, Series 2025-4A, Class B, 5.90% 12/25/2031 (a)(e)	1,320	1,350
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (a)(e)	297	302
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)	2,881	2,889
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028 (a)	2,700	2,720
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (a)(e)	3,830	3,861
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (a)(e)	18,271	18,379
Huntington National Bank (The), Series 2025-2, Class B1, 4.835% 9/20/2033 (a)(e)	13,000	13,041
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027 (a)(e)	8,316	8,339
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (a)(e)	2,315	2,329
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (a)	4,925	4,974
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027 (a)(e)	540	541
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (a)(e)	449	449
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(e)	1,759	1,764
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027 (a)(e)	3,343	3,348
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (a)(e)	3,502	3,503
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(e)	1,537	1,542
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(e)	656	661
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (a)(e)	3,208	3,216
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(e)	1,324	1,327
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028 (a)(e)	5,730	5,769
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(e)	1,508	1,515
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (a)(e)	4,687	4,720
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (a)(e)	5,073	5,110
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(e)	3,336	3,367
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (a)(e)	3,507	3,563
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (a)(e)	1,891	1,897
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (a)(e)	1,350	1,383
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (a)(e)	3,761	3,828
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (a)(e)	3,385	3,416
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (a)(e)	548	553
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (a)(e)	197	199
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (a)(e)	1,040	1,062
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(e)	283	289
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (a)(e)	832	862
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (a)(e)	259	272
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (a)(e)	179	182
LAD Auto Receivables Trust, Series 2025-2A, Class D, 5.01% 12/15/2032 (a)(e)	1,642	1,653
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (a)(e)	5,144	5,172
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (a)	7,634	7,727
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (a)	13,650	13,735
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (a)	7,429	7,565

Intermediate Bond Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (a)(e)	USD7,331	$7,363
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (a)(e)	3,950	3,956
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (a)(e)	4,809	4,823
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (a)(e)	1,712	1,756
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030 (a)(e)	1,337	1,337
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (a)(e)	7,905	7,940
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	4,594	4,597
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (a)	4,772	4,775
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027 (a)	449	449
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027 (a)	1,980	1,980
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (a)	1,006	1,008
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (a)	1,585	1,585
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)	1,459	1,461
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)	4,786	4,801
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (a)	2,987	3,000
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	3,194	3,196
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (a)	6,957	6,975
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028 (a)	7,677	7,685
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (a)	19,239	19,329
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (a)	5,950	5,990
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (a)	10,113	10,154
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (a)	10,352	10,411
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (a)	12,138	12,336
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (a)	3,675	3,734
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (a)	1,325	1,346
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (a)	12,380	12,465
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (a)	1,162	1,187
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(e)	6,393	6,410
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026 (a)(e)	383	384
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (a)(e)	3,739	3,767
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (a)(e)	3,804	3,813
SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.59% 1/15/2030 (a)(e)	1,247	1,275
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(e)	610	615
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (a)(e)	2,081	2,084
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(e)	6,328	6,372
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(e)	4,131	4,211
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (a)(e)	8,827	8,891
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A4, 4.60% 11/20/2031 (a)(e)	4,269	4,328
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (a)(e)	17,958	17,991
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (a)(e)	4,919	4,955
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027 (a)	3,097	3,103
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (a)	6,395	6,434
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (a)	10,269	10,333
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (a)	5,269	5,355
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (a)(e)	15,823	15,876
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (a)(e)	3,680	3,683
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (a)(e)	4,783	4,800
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (a)(e)	1,843	1,853
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027 (a)(e)	117	117
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (a)(e)	440	442
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (a)(e)	6,119	6,143
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (a)(e)	1,631	1,641
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (a)(e)	4,323	4,332
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (a)(e)	5,650	5,660
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (a)(e)	8,245	8,300
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (a)(e)	9,635	9,646
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (a)(e)	1,357	1,358
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (a)(e)	9,200	9,237
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (a)(e)	2,883	2,904
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(e)	4,761	4,789
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(e)	2,312	2,345
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (a)(e)	5,770	5,829
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(e)	1,287	1,327
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (a)(e)	7,427	7,576
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (a)(e)	1,754	1,780
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (a)(e)	1,139	1,163

38	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (a)(e)	USD2,146	$2,156
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(e)	14,377	14,497
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(e)	6,802	6,862
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (a)	6,256	6,268
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (a)	3,935	3,957
		1,536,657

Other asset-backed securities 4.73%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (a)(e)	919	926
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (a)(e)	776	783
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (a)(e)	438	442
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (a)(e)	2,373	2,378
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (a)(e)	1,837	1,843
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (a)(e)	3,895	3,897
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(e)	12,804	12,823
Affirm Master Trust, 2025-2A, Class A, 4.67% 7/15/2033 (a)(e)	2,496	2,511
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028 (a)(e)	3,657	3,660
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(e)	20,400	20,507
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(e)	12,922	12,990
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(e)	4,357	4,360
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (a)(e)	11,578	11,594
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(e)	9,497	9,702
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (a)(e)	4,045	4,155
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (a)(e)	3,532	3,549
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (a)(e)	3,875	3,957
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031 (a)(e)	1,197	1,236
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (a)(e)	1,863	1,882
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(e)	4,975	5,036
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031 (a)(e)	510	510
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (a)(e)	1,169	1,153
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (a)(e)	849	790
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(e)	2,206	2,215
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (a)(e)	3,345	3,390
Bridge Trust, Series 2025-SFR1, Class A, 4.05% 9/17/2042 (a)(e)	9,554	9,219
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(e)	1,366	1,376
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (a)(e)	145	138
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(e)	15,646	15,902
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(e)	10,790	10,060
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(e)	274	272
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(e)	12,842	13,071
CCG Receivables Trust, Series 2023-1, Class B, 5.99% 9/16/2030 (a)(e)	3,000	3,040
CCG Receivables Trust, Series 2024-1, Class A2, 4.99% 3/15/2032 (a)(e)	854	860
CCG Receivables Trust, Series 2025-1, Class B, 4.69% 10/14/2032 (a)(e)	3,850	3,885
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(e)	49,063	42,738
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(e)	6,927	5,930
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(e)	43,230	36,338
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(e)	43,528	42,294
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(e)	11,369	10,938
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(e)	1,306	1,310
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (a)(e)	2,313	2,320
CLI Funding IX, LLC, Series 2024-1A, Class C, 6.00% 7/20/2049 (a)(e)	900	905
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(e)	2,435	2,283
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (a)(e)	5,676	5,316
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(e)	1,457	1,368
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (a)(e)	2,715	2,511
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (a)(e)	3,064	2,840
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (a)	3,645	3,655
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (a)	9,158	9,315
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (a)(e)	6,212	6,283
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(e)	7,649	7,767
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (a)(e)	3,277	3,320
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026 (a)	523	523
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (a)	3,561	3,593
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030 (a)(e)	12,000	12,109
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (a)(e)	4,877	4,909

Intermediate Bond Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (a)(e)	USD1,025	$1,034
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032 (a)(e)	749	752
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (a)(e)	2,417	2,430
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (a)(e)	1,963	2,012
DLLAD, LLC, Series 2025-1A, Class A3, 4.42% 9/20/2030 (a)(e)	3,773	3,811
DLLMT, LLC, Series 2024-1A, Class A4, 4.98% 4/20/2032 (a)(e)	4,000	4,091
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(e)	1,647	1,541
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(e)	11,218	11,427
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(e)	3,778	3,824
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(e)	6,348	6,038
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (a)(e)	871	828
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(e)	7,236	6,723
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (a)(e)	3,166	3,084
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (a)(e)	8,000	7,660
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(e)	9,740	9,296
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(e)	23,926	22,289
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(e)	10,586	9,934
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (a)(e)	6,316	6,334
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (a)(e)	5,285	5,370
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (a)(e)	14,142	14,243
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class B, 5.21% 3/15/2030 (a)(e)	1,500	1,525
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A4, 4.58% 1/15/2032 (a)(e)	3,945	3,993
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(e)	3,267	3,307
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (a)(e)	453	458
HPEFS Equipment Trust, Series 2024-2, Class A2, 5.50% 10/20/2031 (a)(e)	764	765
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43% 9/20/2032 (a)(e)	1,982	1,992
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (a)	9,567	9,661
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (a)	15,243	15,495
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (a)(e)	12,721	12,895
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(e)	11,466	11,557
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(e)	8,816	8,891
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (a)(e)	2,740	2,758
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(e)	9,597	9,107
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(e)	159,685	133,155
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(e)	10,276	10,344
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (a)(e)	19,862	19,916
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(e)	17,775	17,828
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (a)(e)	6,354	6,384
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(e)	9,829	10,010
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(e)	1,106	1,125
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(e)	4,743	4,760
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(e)	370	372
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(e)	4,220	4,230
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (a)(e)	515	519
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (a)(e)	5,644	5,523
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031 (a)(e)	603	590
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(e)	4,827	4,836
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(e)	10,196	10,285
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (a)(e)	7,296	7,346
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A3, 5.64% 11/20/2030 (a)(e)	2,857	2,938
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (a)(e)	2,728	2,807
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (a)(e)	301	303
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (a)(e)	3,250	3,271
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A3, 5.04% 7/20/2032 (a)(e)	5,100	5,207
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(e)	17,000	17,132
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(e)	5,722	5,761
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (a)(e)	12,866	13,026
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (a)	7,056	7,142
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036 (a)	3,145	3,007
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (a)(e)	4,394	4,507
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 6.063% 9/15/2039 (a)(c)(e)	1,282	1,290
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(e)	5,899	5,910
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (a)(e)	3,756	3,784
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (a)(e)	725	737
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (a)(e)	6,575	6,691

40	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (a)(e)	USD3,823	$3,886
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(e)	2,604	2,618
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(e)	1,410	1,419
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (a)(e)	12,158	12,476
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032 (a)(e)	3,390	3,516
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032 (a)(e)	1,625	1,689
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (a)(e)	390	391
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(e)	10,356	10,630
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (a)(e)	4,552	4,690
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (a)(e)	1,242	1,273
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (a)(e)	5,561	5,625
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(e)	5,344	5,051
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(e)	5,134	4,972
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(e)	3,959	3,922
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(e)	1,420	1,362
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(e)	480	460
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(e)	21,112	21,145
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (a)(e)	978	982
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (a)(e)	1,489	1,526
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(e)	11,175	10,837
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)	20,672	20,909
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (a)	5,977	6,081
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (a)	12,285	12,497
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (a)	11,616	11,828
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (a)	17,525	17,762
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(e)	3,760	3,573
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(e)	3,409	3,209
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(e)	2,735	2,600
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(e)	4,825	4,495
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(e)	20,135	18,898
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (a)(e)	263	240
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (a)(e)	14,656	14,775
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(e)	17,981	16,858
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (a)(e)	3,058	2,935
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(e)	3,866	3,567
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(e)	5,901	5,916
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (a)(e)	3,407	3,470
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (a)(e)	15,582	15,870
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (a)	7,486	7,502
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (a)(f)	14,481	14,496
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5.26% on 11/20/2027) (a)(f)	6,073	6,117
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (a)	20,000	20,422
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (a)	9,686	9,734
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(e)	13,818	14,098
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (a)(e)	5,212	5,346
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (a)(e)	4,587	4,745
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (a)(e)	5,649	5,800
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(e)	4,027	4,039
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (a)(e)	5,625	5,642
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (a)(e)	718	727
		1,271,159

Collateralized loan obligations 1.27%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 5.627% 10/20/2031 (a)(c)(e)	266	267
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.455% 4/20/2032 (a)(c)(e)	5,513	5,516
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 6.855% 1/19/2033 (a)(c)(e)	2,500	2,507
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 6.046% 10/20/2034 (a)(c)(e)	526	526
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.425% 1/20/2033 (a)(c)(e)	9,243	9,256
ARES CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 6.055% 7/25/2034 (a)(c)(e)	4,000	4,000
Atlas Senior Loan Fund, Ltd., CLO, Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.08%) 6.405% 10/20/2034 (a)(c)(e)	2,998	2,995
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.604% 2/20/2036 (a)(c)(e)	20,000	20,065

Intermediate Bond Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.115% 5/17/2031 (a)(c)(e)	USD6,668	$6,658
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 6.825% 3/13/2037 (a)(c)(e)	2,400	2,405
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 6.172% 4/30/2031 (a)(c)(e)	800	800
Blackrock Mt. Hood CLO X, LLC, Series 2023-1A, Class A1, (3-month USD CME Term SOFR + 2.50%) 6.825% 4/20/2035 (a)(c)(e)	2,000	2,003
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.929% 4/15/2034 (a)(c)(e)	923	924
Cathedral Lake, Ltd., CLO, Series 2021-8, Class C, (3-month USD CME Term SOFR + 2.882%) 7.207% 1/20/2035 (a)(c)(e)	1,100	1,104
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 7.068% 10/15/2034 (a)(c)(e)	4,000	4,009
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 6.718% 3/22/2035 (a)(c)(e)	2,000	2,002
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.679% 1/15/2031 (a)(c)(e)	1,157	1,159
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 5.313% 7/15/2036 (a)(c)(e)	17,997	17,997
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.375% 10/20/2032 (a)(c)(e)	3,326	3,325
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.729% 10/18/2033 (a)(c)(e)	3,938	3,945
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.929% 10/18/2033 (a)(c)(e)	3,000	3,008
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.889% 4/23/2036 (a)(c)(e)	1,600	1,601
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.169% 4/23/2036 (a)(c)(e)	408	408
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.375% 1/20/2031 (a)(c)(e)	2,834	2,838
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 6.282% 7/14/2031 (a)(c)(e)	500	502
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.525% 4/20/2032 (a)(c)(e)	9,284	9,284
Jamestown CLO, Ltd., Series 2019-1, Class BR, (3-month USD CME Term SOFR + 2.50%) 6.825% 4/20/2032 (a)(c)(e)	4,000	4,000
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.575% 7/20/2036 (a)(c)(e)	11,958	11,976
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 5.579% 4/15/2031 (a)(c)(e)	490	490
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.659% 7/16/2031 (a)(c)(e)	1,427	1,428
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.568% 7/15/2036 (a)(c)(e)	4,618	4,622
Marathon CLO, Ltd., Series 2019-2A, Class BAR2, (3-month USD CME Term SOFR + 1.85%) 6.175% 1/20/2033 (a)(c)(e)	3,614	3,607
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.359% 7/23/2032 (a)(c)(e)	12,918	12,906
Neuberger Berman Loan Advisers LaSalle Street Lending CLO, Ltd., Series 2023-1, Class D1, (3-month USD CME Term SOFR + 5.00%) 9.318% 10/25/2036 (a)(c)(e)	1,000	1,002
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.55% 7/25/2030 (a)(c)(e)	3,672	3,675
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.425% 7/20/2034 (a)(c)(e)	3,000	2,994
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.59% 4/10/2033 (a)(c)(e)	1,641	1,642
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.539% 4/16/2031 (a)(c)(i)	302	302
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.468% 10/25/2036 (a)(c)(e)	757	759
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.319% 7/24/2031 (a)(c)(e)	4,078	4,079
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 5.619% 7/24/2031 (a)(c)(e)	7,111	7,119
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 6.719% 7/24/2031 (a)(c)(e)	1,429	1,427
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.318% 1/15/2033 (a)(c)(e)	4,202	4,195
Parallel, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.715% 7/20/2036 (a)(c)(e)	14,000	14,030
Parallel, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 2.05%) 6.375% 7/20/2036 (a)(c)(e)	1,636	1,636
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.519% 10/15/2030 (a)(c)(e)	2,410	2,410

42	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.922% 4/17/2036 (a)(c)(e)	USD3,000	$3,003
Recette CLO, LLC, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.342%) 5.667% 4/20/2034 (a)(c)(e)	12,000	12,034
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 5.777% 10/20/2030 (a)(c)(e)	329	329
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.668% 7/15/2037 (a)(c)(e)	5,000	5,013
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.741% 4/18/2031 (a)(c)(e)	175	175
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 6.841% 4/18/2031 (a)(c)(e)	800	804
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 6.829% 7/15/2034 (a)(c)(e)	1,600	1,606
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.358% 4/15/2032 (a)(c)(e)	11,226	11,225
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 7.318% 4/15/2032 (a)(c)(e)	2,000	2,006
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032 (a)(c)(e)	12,973	12,973
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.745% 4/20/2036 (a)(c)(e)	19,000	19,039
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 7.075% 4/20/2036 (a)(c)(e)	2,666	2,669
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 9.825% 10/20/2036 (a)(c)(e)	2,000	2,001
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 8.825% 1/20/2037 (a)(c)(e)	1,500	1,507
Symphony CLO, Ltd., Series 2014-15A, Class AR3, (3-month USD CME Term SOFR + 1.342%) 5.664% 1/17/2032 (a)(c)(e)	289	289
TCW CLO, Ltd., Series 2019-1A, Class CR, (3-month USD CME Term SOFR + 2.762%) 6.947% 8/16/2034 (a)(c)(e)	1,000	1,004
TCW CLO, Ltd., Series 2019-1A, Class DR, (3-month USD CME Term SOFR + 3.932%) 8.117% 8/16/2034 (a)(c)(e)	1,500	1,495
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.368% 4/15/2034 (a)(c)(e)	12,917	12,927
Thompson Park CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.90%) 6.218% 4/15/2034 (a)(c)(e)	2,000	2,006
Thompson Park CLO, Ltd., Series 2021-1A, Class DR, (3-month USD CME Term SOFR + 2.70%) 7.018% 4/15/2034 (a)(c)(e)	2,000	2,007
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.525% 1/20/2032 (a)(c)(e)	3,459	3,459
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 5.309% 4/25/2033 (a)(c)(e)	14,000	14,000
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.792% 4/25/2033 (a)(c)(e)	1,318	1,318
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 6.042% 4/25/2033 (a)(c)(e)	818	818
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.515% 1/20/2037 (a)(c)(e)	13,000	12,999
Vibrant CLO, Ltd., Series 2019-11, Class A1R1, (3-month USD CME Term SOFR + 1.382%) 5.707% 7/20/2032 (a)(c)(e)	1,340	1,341
Vibrant CLO, Ltd., Series 2021-12, Class A2AR, (3-month USD CME Term SOFR + 1.90%) 6.225% 4/20/2034 (a)(c)(e)	5,000	5,003
Vibrant CLO, Ltd., Series 2018-9RA, Class B, (3-month USD CME Term SOFR + 1.60%) 5.925% 4/20/2037 (a)(c)(e)	2,893	2,882
Vibrant CLO, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 6.145% 4/20/2037 (a)(c)(e)	543	543
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.518% 10/15/2031 (a)(c)(e)	8,265	8,271
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 6.229% 7/15/2030 (a)(c)(e)	250	250
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.525% 10/20/2030 (a)(c)(e)	1,246	1,246
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.125% 10/20/2030 (a)(c)(e)	3,000	3,004
Wind River CLO, Ltd., Series 14-3, Class CR2, (3-month USD CME Term SOFR + 2.562%) 6.894% 10/22/2031 (a)(c)(e)	250	251
		342,900

Credit card 0.67%
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80% 5/15/2030 (a)	3,000	3,073
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(e)	33,686	33,678
Bank of America Credit Card Trust, Series 2023-A2, Class A2, 4.98% 11/15/2028 (a)	7,806	7,896
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029 (a)	14,833	15,084

Intermediate Bond Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card (continued)
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (a)(e)	USD5,463	$5,502
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027 (a)(e)	2,926	2,939
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029 (a)	14,965	15,090
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027 (a)	10,715	10,742
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(e)	1,691	1,712
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(e)	292	295
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029 (a)	7,104	7,144
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (a)	8,022	8,150
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (a)	6,751	6,892
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(e)	10,115	10,209
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (a)(e)	1,103	1,111
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(e)	11,884	11,967
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(e)	394	397
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(e)	805	812
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (a)	6,414	6,449
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (a)	8,630	8,821
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (a)	21,381	21,600
		179,563

Student loan 0.64%
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (a)	13,375	13,654
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(e)	7,342	7,452
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(e)	2,192	2,003
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069 (a)(e)	1,238	1,135
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(e)	9,702	8,873
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (a)(e)	3,894	3,512
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070 (a)(e)	6,122	5,483
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (a)(e)	16,772	15,188
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (a)(e)	16,830	17,116
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(e)	14,902	13,952
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(e)	16,521	15,587
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(e)	44,147	41,697
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.195% 4/20/2062 (a)(c)(e)	11,296	11,273
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.696% 7/25/2051 (a)(c)(e)	1,076	1,076
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.893% 11/15/2052 (a)(c)(e)	1,922	1,943
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(e)	4,668	4,258
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(e)	6,913	7,064
		171,266

Home equity 0.00%
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037 (a)	144	128
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 3/25/2037 (a)	1,461	1,295
		1,423
Total asset-backed obligations		3,502,968
Bonds & notes of governments & government agencies outside the U.S. 0.96%
Canada 0.43%
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 4.34% 3/11/2026 (c)(e)	9,893	9,947
CPPIB Capital, Inc. 0.875% 9/9/2026 (e)	12,181	11,814
OMERS Finance Trust 3.50% 4/19/2032 (e)	2,494	2,393
Ontario (Province of) 3.90% 9/4/2030	11,889	11,909
Ontario Teachers’ Finance Trust 0.875% 9/21/2026 (e)	23,131	22,404
Ontario Teachers’ Finance Trust 3.00% 4/13/2027 (e)	31,138	30,692
Ontario Teachers’ Finance Trust 2.00% 4/16/2031 (e)	5,070	4,564
PSP Capital, Inc. 1.625% 10/26/2028 (e)	12,052	11,297
Saskatchewan (Province of) 3.25% 6/8/2027	10,528	10,401
		115,421

44	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Supra National 0.22%
Asian Development Bank 2.50% 11/2/2027	USD2,787	$2,720
Corporacion Andina de Fomento 5.00% 1/24/2029	10,024	10,350
European Investment Bank 0.75% 10/26/2026	10,357	10,002
European Investment Bank 4.00% 2/15/2029	6,351	6,427
Inter-American Development Bank 4.50% 5/15/2026	8,404	8,433
Inter-American Development Bank 1.125% 7/20/2028	1	1
International Development Assn. 0.375% 9/23/2025 (e)	20,000	19,955
		57,888

Norway 0.09%
Kommunalbanken 0.375% 9/11/2025 (e)	25,000	24,976

Japan 0.08%
Development Bank of Japan, Inc. 1.25% 10/20/2026 (e)	6,158	5,972
Development Bank of Japan, Inc. 1.75% 10/20/2031 (e)	2,296	2,007
Japan Bank for International Cooperation 4.25% 1/26/2026	9,562	9,563
Japan Bank for International Cooperation 1.875% 4/15/2031	4,918	4,406
		21,948

Mexico 0.05%
United Mexican States 6.00% 5/13/2030	3,205	3,355
United Mexican States 6.00% 5/7/2036	10,000	10,021
		13,376

France 0.04%
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025 (e)	10,000	9,976

Chile 0.03%
Chile (Republic of) 4.85% 1/22/2029	6,885	7,038

Sweden 0.02%
Sweden (Kingdom of) 4.375% 1/30/2026 (e)	6,020	6,027

Poland 0.00%
Poland (Republic of) 3.25% 4/6/2026	472	469
Total bonds & notes of governments & government agencies outside the U.S.		257,119
Municipals 0.12%
California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 6/1/2028	11,085	10,547

Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	3,785	3,637
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	3,805	3,477
		7,114

New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	15,255	14,508
Total municipals		32,169

Intermediate Bond Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.07%
Fannie Mae 0.875% 8/5/2030	USD21,412	$18,694
Tennessee Valley Authority 3.875% 3/15/2028	450	453
		19,147
Total bonds, notes & other debt instruments (cost: $25,081,508,000)		25,086,740
Preferred securities 0.01%	Shares
Financials 0.01%
CoBank, ACB, Class E, 5.652% perpetual noncumulative preferred shares (c)(e)	4,000	3,260
Total preferred securities (cost: $3,985,000)		3,260
Short-term securities 11.25%
Money market investments 11.25%
Capital Group Central Cash Fund 4.29% (j)(k)	30,253,092	3,025,612
Total short-term securities (cost: $3,025,005,000)		3,025,612
Options purchased (equity style) 0.00%
Options purchased (equity style)*		1,005
Total options purchased (equity style) (cost: $6,563,000)		1,005
Total investment securities 104.53% (cost: $28,117,061,000)		28,116,617
Total options written (equity style)† 0.00% (premium received: $971,000)		(326)
Other assets less liabilities (4.53)%		(1,217,684)
Net assets 100.00%		$26,898,607
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2025 (000)
Call
3 Month SOFR Futures Option	52,167	9/12/2025	USD96.12	USD13,041,750	$652
3 Month SOFR Futures Option	3,558	9/12/2025	97.00	889,500	22
3 Month SOFR Futures Option	5,759	9/12/2025	98.00	1,439,750	36
3 Month SOFR Futures Option	5,000	12/12/2025	98.00	1,250,000	63
					$773
Put
10 Year U.S. Treasury Note Futures Option	475	9/5/2025	USD112.00	USD47,500	$67
3 Month SOFR Futures Option	26,450	12/12/2025	95.69	6,612,500	165
					$232
					$1,005

46	Intermediate Bond Fund of America

†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2025 (000)
Call
3 Month SOFR Futures Option	52,167	9/12/2025	USD96.25	USD(13,041,750)	$(326)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2025 (000)
3 Month SOFR Futures	Long	10,674	9/17/2025	USD2,552,020	$(1,214)
3 Month SOFR Futures	Long	25	3/18/2026	6,014	3
2 Year U.S. Treasury Note Futures	Long	40,064	1/6/2026	8,354,909	11,291
5 Year U.S. Treasury Note Futures	Long	61,710	1/6/2026	6,755,317	25,459
10 Year U.S. Treasury Note Futures	Long	8,321	12/31/2025	936,112	5,548
10 Year Ultra U.S. Treasury Note Futures	Short	12,431	12/31/2025	(1,422,184)	(6,989)
20 Year U.S. Treasury Note Futures	Short	569	12/31/2025	(65,008)	(89)
30 Year Ultra U.S. Treasury Bond Futures	Short	2,687	12/31/2025	(313,203)	821
					$34,830
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.63358%	Annual	10/31/2025	USD9,601	$(3)	$—	$(3)
SOFR	Annual	3.848%	Annual	11/15/2026	9,885	(23)	—	(23)
SOFR	Annual	3.41338%	Annual	6/30/2027	90,846	20	—	20
2.665%	At maturity	U.S. Urban CPI	At maturity	8/18/2030	33,746	(92)	—	(92)
2.625%	At maturity	U.S. Urban CPI	At maturity	8/21/2030	47,446	(213)	—	(213)
2.625%	At maturity	U.S. Urban CPI	At maturity	8/22/2030	33,656	(149)	—	(149)
2.6825%	At maturity	U.S. Urban CPI	At maturity	8/27/2030	33,560	(50)	—	(50)
2.755%	At maturity	U.S. Urban CPI	At maturity	8/29/2030	33,600	67	—	67
SOFR	Annual	4.15%	Annual	5/15/2033	7,790	(327)	—	(327)
4.0135%	Annual	SOFR	Annual	8/21/2033	7,300	237	—	237
SOFR	Annual	3.6038%	Annual	1/8/2034	23,050	(46)	—	(46)
SOFR	Annual	3.41%	Annual	7/28/2045	233,400	21,455	—	21,455
SOFR	Annual	3.045%	Annual	7/27/2050	5,800	964	—	964
						$21,840	$—	$21,840
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD320,102	$(6,910)	$(3,934)	$(2,976)

Intermediate Bond Fund of America	47

Investments in affiliates (k)

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2025 (000)	Dividend or interest income (000)
Short-term securities 11.25%
Money market investments 11.25%
Capital Group Central Cash Fund 4.29% (j)	$2,930,778	$9,307,230	$9,212,356	$318	$(358)	$3,025,612	$123,088
Restricted securities (i)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.539% 4/16/2031 (a)(c)	10/28/2022	$298	$302	0.00%(l)

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Represents securities transacted on a TBA basis.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,517,329,000, which represented 20.51% of the net assets of the fund.

(f)	Step bond; coupon rate may change at a later date.
(g)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $142,770,000, which represented 0.53% of the net assets of the fund.
(h)	Index-linked bond whose principal amount moves with a government price index.
(i)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(j)	Rate represents the seven-day yield at 8/31/2025.
(k)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
CPI = Consumer Price Index
DAC = Designated Activity Company

Fin. = Finance
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

48	Intermediate Bond Fund of America

Financial statements
Statement of assets and liabilities at August 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $25,092,056)	$25,091,005
Affiliated issuers (cost: $3,025,005)	3,025,612	$28,116,617
Cash		353
Cash collateral pledged for futures contracts		1
Receivables for:
Sales of investments	1,419,212
Sales of fund’s shares	25,293
Dividends and interest	168,833
Variation margin on futures contracts	6,198
Variation margin on centrally cleared swap contracts	1,427	1,620,963
		29,737,934
Liabilities:
Options written, at value (premium received: $971)		326
Payables for:
Purchases of investments	2,808,079
Repurchases of fund’s shares	19,978
Dividends on fund’s shares	843
Investment advisory services	4,930
Services provided by related parties	3,030
Trustees’ deferred compensation	607
Variation margin on futures contracts	1,267
Variation margin on centrally cleared swap contracts	212
Other	55	2,839,001
Net assets at August 31, 2025		$26,898,607
Net assets consist of:
Capital paid in on shares of beneficial interest		$29,025,115
Total distributable earnings (accumulated loss)		(2,126,508)
Net assets at August 31, 2025		$26,898,607
Refer to the notes to financial statements.

Intermediate Bond Fund of America	49

Financial statements (continued)
Statement of assets and liabilities at August 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,114,227 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$8,844,394	695,111	$12.72
Class C	30,365	2,391	12.70
Class T	10	1	12.72
Class F-1	80,535	6,329	12.72
Class F-2	2,269,586	178,378	12.72
Class F-3	1,746,329	137,304	12.72
Class 529-A	386,669	30,389	12.72
Class 529-C	6,036	476	12.69
Class 529-E	10,083	792	12.72
Class 529-T	12	1	12.72
Class 529-F-1	11	1	12.72
Class 529-F-2	122,334	9,613	12.73
Class 529-F-3	79	6	12.72
Class R-1	5,164	407	12.70
Class R-2	67,263	5,297	12.70
Class R-2E	7,797	613	12.71
Class R-3	107,449	8,445	12.72
Class R-4	94,206	7,403	12.72
Class R-5E	17,161	1,349	12.72
Class R-5	22,254	1,749	12.73
Class R-6	13,080,870	1,028,172	12.72

Refer to the notes to financial statements.

50	Intermediate Bond Fund of America

Financial statements (continued)
Statement of operations for the year ended August 31, 2025

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$1,064,532
Dividends (includes $123,088 from affiliates)	123,334	$1,187,866
Fees and expenses*:
Investment advisory services	61,271
Distribution services	29,030
Transfer agent services	13,176
Administrative services	7,665
529 plan services	279
Reports to shareholders	585
Registration statement and prospectus	513
Trustees’ compensation	177
Auditing and legal	41
Custodian	59
Other	35
Total fees and expenses before waivers and/or reimbursements	112,831
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	7,952
Total fees and expenses after waivers and/or reimbursements		104,879
Net investment income		1,082,987
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	45,387
Affiliated issuers	318
Options written	1,250
Futures contracts	(6,406)
Swap contracts	1,160	41,709
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	47,098
Affiliated issuers	(358)
Options written	429
Futures contracts	40,125
Swap contracts	15,133	102,427
Net realized gain (loss) and unrealized appreciation (depreciation)		144,136
Net increase (decrease) in net assets resulting from operations		$1,227,123
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

Intermediate Bond Fund of America	51

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended August 31,
	2025	2024

Operations:
Net investment income	$1,082,987	$1,028,594
Net realized gain (loss)	41,709	(58,565)
Net unrealized appreciation (depreciation)	102,427	725,828
Net increase (decrease) in net assets resulting from operations	1,227,123	1,695,857
Distributions paid or accrued to shareholders	(1,074,582)	(987,616)
Net capital share transactions	1,693,536	843,562
Total increase (decrease) in net assets	1,846,077	1,551,803
Net assets:
Beginning of year	25,052,530	23,500,727
End of year	$26,898,607	$25,052,530
Refer to the notes to financial statements.

52	Intermediate Bond Fund of America

Notes to financial statements
1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

Intermediate Bond Fund of America	53

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

54	Intermediate Bond Fund of America

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2025, were as follows (dollars in thousands):

Intermediate Bond Fund of America	55

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$9,924,381	$—	$9,924,381
U.S. Treasury bonds & notes	—	7,392,983	—	7,392,983
Corporate bonds, notes & loans	—	3,957,973	—	3,957,973
Asset-backed obligations	—	3,502,968	—	3,502,968
Bonds & notes of governments & government agencies outside the U.S.	—	257,119	—	257,119
Municipals	—	32,169	—	32,169
Federal agency bonds & notes	—	19,147	—	19,147
Preferred securities	—	3,260	—	3,260
Short-term securities	3,025,612	—	—	3,025,612
Options purchased on futures (equity style)	1,005	—	—	1,005
Total	$3,026,617	$25,090,000	$—	$28,116,617

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$43,122	$—	$—	$43,122
Unrealized appreciation on centrally cleared interest rate swaps	—	22,743	—	22,743
Liabilities:
Value of options written (equity style)	(326)	—	—	(326)
Unrealized depreciation on futures contracts	(8,292)	—	—	(8,292)
Unrealized depreciation on centrally cleared interest rate swaps	—	(903)	—	(903)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,976)	—	(2,976)
Total	$34,504	$18,864	$—	$53,368
*
Options written, futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline - sometimes rapidly or unpredictably - due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

56	Intermediate Bond Fund of America

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Intermediate Bond Fund of America	57

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them. When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price.
When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

58	Intermediate Bond Fund of America

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $7,331,279,000.

Intermediate Bond Fund of America	59

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $21,158,314,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $867,367,000.

60	Intermediate Bond Fund of America

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $237,725,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, interest rate swaps and credit default swaps as of, or for the year ended, August 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$1,005	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	326
Futures	Interest	Unrealized appreciation*	43,122	Unrealized depreciation*	8,292
Swap (centrally cleared)	Interest	Unrealized appreciation*	22,743	Unrealized depreciation*	903
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	2,976
			$66,870		$12,497

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(2,267)	Net unrealized appreciation (depreciation) on investments	$(6,323)
Options written (equity style)	Interest	Net realized gain (loss) on options written	1,250	Net unrealized appreciation (depreciation) on options written	429
Futures	Interest	Net realized gain (loss) on futures contracts	(6,406)	Net unrealized appreciation (depreciation) on futures contracts	40,125
Swap	Interest	Net realized gain (loss) on swap contracts	3,574	Net unrealized appreciation (depreciation) on swap contracts	18,108
Swap	Credit	Net realized gain (loss) on swap contracts	(2,414)	Net unrealized appreciation (depreciation) on swap contracts	(2,975)
			$(6,263)		$49,364
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Intermediate Bond Fund of America	61

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended August 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended August 31, 2025, the fund reclassified $13,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of August 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$58,407
Capital loss carryforward*	(2,203,691)
Gross unrealized appreciation on investments	289,739
Gross unrealized depreciation on investments	(267,054)
Net unrealized appreciation (depreciation) on investments	22,685
Cost of investments	28,151,234
*
Reflects the utilization of capital loss carryforward of $83,235,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

62	Intermediate Bond Fund of America

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended August 31,
Share class	2025	2024
Class A	$345,455	$332,654
Class C	944	933
Class T	— †	— †
Class F-1	3,427	4,098
Class F-2	94,917	92,175
Class F-3	71,549	64,252
Class 529-A	15,344	14,971
Class 529-C	184	168
Class 529-E	398	422
Class 529-T	1	— †
Class 529-F-1	— †	— †
Class 529-F-2	5,010	4,600
Class 529-F-3	3	— †
Class R-1	157	134
Class R-2	2,242	2,261
Class R-2E	269	251
Class R-3	4,045	4,037
Class R-4	3,759	3,750
Class R-5E	688	594
Class R-5	968	1,042
Class R-6	525,222	461,274
Total	$1,074,582	$987,616
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the year ended August 31, 2025, CRMC waived investment advisory services fees of $7,952,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $61,271,000, which were equivalent to an annualized rate of 0.240% of average daily net assets, were reduced to $53,319,000, which were equivalent to an annualized rate of 0.209% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Intermediate Bond Fund of America	63

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2025, unreimbursed expenses subject to reimbursement totaled $834,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

64	Intermediate Bond Fund of America

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2025, the 529 plan services fees were $279,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.
For the year ended August 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$26,142	$9,389	$2,614	Not applicable
Class C	289	31	9	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	214	159	26	Not applicable
Class F-2	Not applicable	2,581	669	Not applicable
Class F-3	Not applicable	6	491	Not applicable
Class 529-A	902	398	116	$207
Class 529-C	57	6	2	3
Class 529-E	52	3	3	6
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	49	35	63
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	48	3	1	Not applicable
Class R-2	506	214	20	Not applicable
Class R-2E	45	13	2	Not applicable
Class R-3	542	154	33	Not applicable
Class R-4	233	90	28	Not applicable
Class R-5E	Not applicable	25	5	Not applicable
Class R-5	Not applicable	12	7	Not applicable
Class R-6	Not applicable	43	3,604	Not applicable

Total class-specific expenses	$29,030	$13,176	$7,665	$279
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $177,000 in the fund’s statement of operations reflects $98,000 in current fees (either paid in cash or deferred) and a net increase of $79,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Intermediate Bond Fund of America	65

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2025
Class A	$1,647,136	131,143	$342,886	27,247	$(1,915,813)	(152,638)	$74,209	5,752
Class C	10,587	843	936	74	(9,646)	(770)	1,877	147
Class T	—	—	—	—	—	—	—	—
Class F-1	7,297	580	3,311	263	(32,107)	(2,557)	(21,499)	(1,714)
Class F-2	626,234	49,888	93,110	7,399	(701,170)	(55,829)	18,174	1,458
Class F-3	437,748	34,876	71,321	5,670	(333,662)	(26,581)	175,407	13,965
Class 529-A	71,067	5,659	15,298	1,216	(87,854)	(7,001)	(1,489)	(126)
Class 529-C	2,985	238	183	15	(2,755)	(220)	413	33
Class 529-E	1,301	104	395	31	(2,960)	(236)	(1,264)	(101)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	30,049	2,394	4,994	397	(25,054)	(1,996)	9,989	795
Class 529-F-3	100	8	3	— †	(37)	(3)	66	5
Class R-1	1,343	107	156	13	(863)	(69)	636	51
Class R-2	16,029	1,278	2,223	177	(22,082)	(1,761)	(3,830)	(306)
Class R-2E	1,681	135	268	21	(1,560)	(125)	389	31
Class R-3	25,392	2,019	4,005	318	(33,422)	(2,662)	(4,025)	(325)
Class R-4	20,759	1,652	3,741	297	(25,352)	(2,017)	(852)	(68)
Class R-5E	5,750	457	683	54	(5,328)	(424)	1,105	87
Class R-5	4,903	390	963	77	(8,614)	(686)	(2,748)	(219)
Class R-6	1,823,074	145,257	522,756	41,539	(898,852)	(71,616)	1,446,978	115,180
Total net increase (decrease)	$4,733,435	377,028	$1,067,232	84,808	$(4,107,131)	(327,191)	$1,693,536	134,645
Refer to the end of the table(s) for footnote(s).

66	Intermediate Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2024
Class A	$1,482,258	119,819	$329,798	26,681	$(2,008,874)	(162,713)	$(196,818)	(16,213)
Class C	8,303	672	924	75	(13,356)	(1,085)	(4,129)	(338)
Class T	—	—	—	—	—	—	—	—
Class F-1	15,826	1,283	3,956	320	(35,306)	(2,859)	(15,524)	(1,256)
Class F-2	647,922	52,478	89,709	7,258	(839,387)	(68,119)	(101,756)	(8,383)
Class F-3	469,600	38,020	64,118	5,189	(487,783)	(39,540)	45,935	3,669
Class 529-A	69,201	5,591	14,915	1,207	(100,228)	(8,094)	(16,112)	(1,296)
Class 529-C	3,176	257	167	14	(2,799)	(226)	544	45
Class 529-E	1,830	148	421	34	(2,865)	(231)	(614)	(49)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	35,141	2,842	4,561	368	(34,562)	(2,790)	5,140	420
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	874	71	134	11	(977)	(80)	31	2
Class R-2	15,268	1,238	2,234	181	(21,407)	(1,742)	(3,905)	(323)
Class R-2E	1,893	154	250	20	(2,034)	(165)	109	9
Class R-3	23,419	1,894	3,999	324	(31,826)	(2,571)	(4,408)	(353)
Class R-4	21,070	1,702	3,725	301	(30,768)	(2,488)	(5,973)	(485)
Class R-5E	5,323	431	591	48	(3,347)	(272)	2,567	207
Class R-5	4,542	366	1,038	84	(5,875)	(475)	(295)	(25)
Class R-6	1,602,845	129,173	459,025	37,127	(923,100)	(74,401)	1,138,770	91,899
Total net increase (decrease)	$4,408,491	356,139	$979,565	79,242	$(4,544,494)	(367,851)	$843,562	67,530
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $46,193,402,000 and $47,577,290,000, respectively, during the year ended August 31, 2025.

Intermediate Bond Fund of America	67

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2025	$12.66	$.50	$.06	$.56	$(.50 )	$—	$(.50 )	$12.72	4.52%	$8,845	.68%	.65%	4.00%
8/31/2024	12.29	.50	.35	.85	(.48 )	—	(.48 )	12.66	7.09	8,725.69		.66	4.07
8/31/2023	12.75	.36	(.47 )	(.11 )	(.35 )	—	(.35 )	12.29	(.86 )	8,673.63		.62	2.86
8/31/2022	13.86	.22	(1.11)	(.89 )	(.22 )	—	(.22 )	12.75	(6.45)	9,557.62		.62	1.66
8/31/2021	14.22	.11	(.06 )	.05	(.12 )	(.29 )	(.41 )	13.86	.34	10,608.61		.61	.80
Class C:
8/31/2025	12.63	.41	.07	.48	(.41 )	—	(.41 )	12.70	3.88	30	1.38	1.35	3.30
8/31/2024	12.27	.41	.34	.75	(.39 )	—	(.39 )	12.63	6.26	28	1.39	1.36	3.36
8/31/2023	12.73	.26	(.46 )	(.20 )	(.26 )	—	(.26 )	12.27	(1.59)	32	1.36	1.35	2.10
8/31/2022	13.84	.12	(1.09)	(.97 )	(.14 )	—	(.14 )	12.73	(7.04)	37	1.32	1.32	.91
8/31/2021	14.21	.02	(.07 )	(.05 )	(.03 )	(.29 )	(.32 )	13.84	(.34 )	50	1.30	1.30	.11
Class T:
8/31/2025	12.65	.54	.07	.61	(.54 )	—	(.54 )	12.72	4.92 [5]	— [6]	.38 [5]	.35 [5]	4.30 [5]
8/31/2024	12.29	.54	.34	.88	(.52 )	—	(.52 )	12.65	7.32 [5]	— [6]	.39 [5]	.36 [5]	4.36 [5]
8/31/2023	12.75	.39	(.46 )	(.07 )	(.39 )	—	(.39 )	12.29	(.57 )[5]	— [6]	.34 [5]	.33 [5]	3.16 [5]
8/31/2022	13.85	.26	(1.10)	(.84 )	(.26 )	—	(.26 )	12.75	(6.09)[5]	— [6]	.31 [5]	.31 [5]	1.98 [5]
8/31/2021	14.21	.15	(.06 )	.09	(.16 )	(.29 )	(.45 )	13.85	.62 [5]	— [6]	.32 [5]	.32 [5]	1.09 [5]
Class F-1:
8/31/2025	12.66	.50	.06	.56	(.50 )	—	(.50 )	12.72	4.50	81.70		.67	3.98
8/31/2024	12.29	.50	.35	.85	(.48 )	—	(.48 )	12.66	7.08	102.71		.67	4.05
8/31/2023	12.75	.35	(.46 )	(.11 )	(.35 )	—	(.35 )	12.29	(.89 )	114.66		.65	2.82
8/31/2022	13.86	.21	(1.10)	(.89 )	(.22 )	—	(.22 )	12.75	(6.45)	134.62		.62	1.60
8/31/2021	14.22	.11	(.06 )	.05	(.12 )	(.29 )	(.41 )	13.86	.34	186.60		.60	.78
Class F-2:
8/31/2025	12.66	.54	.05	.59	(.53 )	—	(.53 )	12.72	4.83	2,270.39		.36	4.29
8/31/2024	12.29	.54	.35	.89	(.52 )	—	(.52 )	12.66	7.41	2,239.39		.36	4.37
8/31/2023	12.75	.38	(.46 )	(.08 )	(.38 )	—	(.38 )	12.29	(.61 )	2,278.37		.36	3.06
8/31/2022	13.86	.26	(1.11)	(.85 )	(.26 )	—	(.26 )	12.75	(6.18)	3,253.34		.34	1.95
8/31/2021	14.22	.15	(.06 )	.09	(.16 )	(.29 )	(.45 )	13.86	.63	3,388.32		.32	1.10
Class F-3:
8/31/2025	12.65	.55	.07	.62	(.55 )	—	(.55 )	12.72	5.03	1,746.28		.24	4.40
8/31/2024	12.29	.55	.34	.89	(.53 )	—	(.53 )	12.65	7.45	1,560.28		.25	4.48
8/31/2023	12.74	.41	(.46 )	(.05 )	(.40 )	—	(.40 )	12.29	(.41 )	1,470.26		.25	3.26
8/31/2022	13.85	.28	(1.12)	(.84 )	(.27 )	—	(.27 )	12.74	(6.08)	1,395.23		.23	2.10
8/31/2021	14.21	.17	(.07 )	.10	(.17 )	(.29 )	(.46 )	13.85	.74	1,316.21		.21	1.21
Class 529-A:
8/31/2025	12.66	.50	.06	.56	(.50 )	—	(.50 )	12.72	4.54	387.67		.64	4.01
8/31/2024	12.29	.50	.35	.85	(.48 )	—	(.48 )	12.66	7.10	386.69		.65	4.07
8/31/2023	12.75	.35	(.46 )	(.11 )	(.35 )	—	(.35 )	12.29	(.89 )	391.66		.65	2.83
8/31/2022	13.86	.22	(1.11)	(.89 )	(.22 )	—	(.22 )	12.75	(6.44)	439.61		.61	1.65
8/31/2021	14.22	.11	(.06 )	.05	(.12 )	(.29 )	(.41 )	13.86	.34	529.60		.60	.81
Refer to the end of the table(s) for footnote(s).

68	Intermediate Bond Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2025	$12.62	$.41	$.06	$.47	$(.40 )	$—	$(.40 )	$12.69	3.83%	$6	1.43%	1.40%	3.25%
8/31/2024	12.26	.41	.34	.75	(.39 )	—	(.39 )	12.62	6.23	6	1.43	1.40	3.33
8/31/2023	12.72	.26	(.47 )	(.21 )	(.25 )	—	(.25 )	12.26	(1.65)	5	1.42	1.41	2.06
8/31/2022	13.83	.12	(1.10)	(.98 )	(.13 )	—	(.13 )	12.72	(7.08)	6	1.37	1.37	.87
8/31/2021	14.21	.01	(.07 )	(.06 )	(.03 )	(.29 )	(.32 )	13.83	(.42 )	8	1.33	1.33	.07
Class 529-E:
8/31/2025	12.66	.48	.06	.54	(.48 )	—	(.48 )	12.72	4.34	10.86		.83	3.82
8/31/2024	12.29	.48	.35	.83	(.46 )	—	(.46 )	12.66	6.91	11.86		.83	3.89
8/31/2023	12.75	.33	(.47 )	(.14 )	(.32 )	—	(.32 )	12.29	(1.08)	12.84		.84	2.63
8/31/2022	13.86	.19	(1.10)	(.91 )	(.20 )	—	(.20 )	12.75	(6.62)	14.81		.81	1.44
8/31/2021	14.22	.09	(.07 )	.02	(.09 )	(.29 )	(.38 )	13.86	.15	18.79		.79	.61
Class 529-T:
8/31/2025	12.65	.53	.07	.60	(.53 )	—	(.53 )	12.72	4.86 [5]	— [6]	.44 [5]	.40 [5]	4.25 [5]
8/31/2024	12.29	.53	.34	.87	(.51 )	—	(.51 )	12.65	7.26 [5]	— [6]	.46 [5]	.42 [5]	4.30 [5]
8/31/2023	12.75	.39	(.47 )	(.08 )	(.38 )	—	(.38 )	12.29	(.64 )[5]	— [6]	.41 [5]	.40 [5]	3.10 [5]
8/31/2022	13.85	.25	(1.10)	(.85 )	(.25 )	—	(.25 )	12.75	(6.16)[5]	— [6]	.39 [5]	.39 [5]	1.91 [5]
8/31/2021	14.21	.15	(.07 )	.08	(.15 )	(.29 )	(.44 )	13.85	.51 [5]	— [6]	.37 [5]	.37 [5]	1.04 [5]
Class 529-F-1:
8/31/2025	12.65	.52	.07	.59	(.52 )	—	(.52 )	12.72	4.79 [5]	— [6]	.50 [5]	.47 [5]	4.18 [5]
8/31/2024	12.29	.52	.34	.86	(.50 )	—	(.50 )	12.65	7.20 [5]	— [6]	.51 [5]	.48 [5]	4.24 [5]
8/31/2023	12.75	.38	(.47 )	(.09 )	(.37 )	—	(.37 )	12.29	(.71 )[5]	— [6]	.49 [5]	.48 [5]	3.02 [5]
8/31/2022	13.86	.25	(1.11)	(.86 )	(.25 )	—	(.25 )	12.75	(6.26)[5]	— [6]	.43 [5]	.43 [5]	1.86 [5]
8/31/2021	14.22	.14	(.06 )	.08	(.15 )	(.29 )	(.44 )	13.86	.54 [5]	— [6]	.36 [5]	.36 [5]	.98 [5]
Class 529-F-2:
8/31/2025	12.66	.54	.07	.61	(.54 )	—	(.54 )	12.73	4.93	122.37		.34	4.31
8/31/2024	12.29	.54	.35	.89	(.52 )	—	(.52 )	12.66	7.42	112.38		.35	4.38
8/31/2023	12.75	.39	(.46 )	(.07 )	(.39 )	—	(.39 )	12.29	(.57 )	103.34		.33	3.17
8/31/2022	13.86	.26	(1.11)	(.85 )	(.26 )	—	(.26 )	12.75	(6.17)	109.32		.32	1.96
8/31/2021[7,8]	14.19	.13	(.04 )	.09	(.13 )	(.29 )	(.42 )	13.86	.64 [9]	120	.33 [10]	.33 [10]	1.09 [10]
Class 529-F-3:
8/31/2025	12.66	.55	.05	.60	(.54 )	—	(.54 )	12.72	4.88	— [6]	.33	.30	4.35
8/31/2024	12.29	.55	.34	.89	(.52 )	—	(.52 )	12.66	7.47	— [6]	.34	.31	4.42
8/31/2023	12.75	.40	(.47 )	(.07 )	(.39 )	—	(.39 )	12.29	(.55 )	— [6]	.33	.32	3.18
8/31/2022	13.86	.27	(1.11)	(.84 )	(.27 )	—	(.27 )	12.75	(6.12)	— [6]	.28	.28	2.01
8/31/2021[7,8]	14.19	.13	(.04 )	.09	(.13 )	(.29 )	(.42 )	13.86	.67 [9]	— [6]	.36 [10]	.29 [10]	1.14 [10]
Class R-1:
8/31/2025	12.63	.42	.06	.48	(.41 )	—	(.41 )	12.70	3.92	5	1.34	1.31	3.34
8/31/2024	12.27	.42	.34	.76	(.40 )	—	(.40 )	12.63	6.31	5	1.35	1.32	3.41
8/31/2023	12.72	.27	(.46 )	(.19 )	(.26 )	—	(.26 )	12.27	(1.48)	4	1.33	1.32	2.19
8/31/2022	13.84	.13	(1.11)	(.98 )	(.14 )	—	(.14 )	12.72	(7.10)	4	1.30	1.30	.96
8/31/2021	14.21	.01	(.06 )	(.05 )	(.03 )	(.29 )	(.32 )	13.84	(.35 )	5	1.31	1.31	.08
Refer to the end of the table(s) for footnote(s).

Intermediate Bond Fund of America	69

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2025	$12.63	$.42	$.06	$.48	$(.41 )	$—	$(.41 )	$12.70	3.93%	$67	1.34%	1.31%	3.34%
8/31/2024	12.27	.42	.34	.76	(.40 )	—	(.40 )	12.63	6.32	71	1.34	1.31	3.42
8/31/2023	12.72	.27	(.46 )	(.19 )	(.26 )	—	(.26 )	12.27	(1.47)	73	1.32	1.31	2.17
8/31/2022	13.84	.13	(1.11)	(.98 )	(.14 )	—	(.14 )	12.72	(7.10)	78	1.30	1.30	.97
8/31/2021	14.21	.02	(.07 )	(.05 )	(.03 )	(.29 )	(.32 )	13.84	(.33 )	96	1.29	1.29	.12
Class R-2E:
8/31/2025	12.64	.45	.07	.52	(.45 )	—	(.45 )	12.71	4.22	8	1.06	1.02	3.63
8/31/2024	12.27	.46	.34	.80	(.43 )	—	(.43 )	12.64	6.61	7	1.07	1.04	3.69
8/31/2023	12.73	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	12.27	(1.20)	7	1.05	1.04	2.48
8/31/2022	13.84	.17	(1.11)	(.94 )	(.17 )	—	(.17 )	12.73	(6.82)	7	1.03	1.03	1.27
8/31/2021	14.20	.05	(.06 )	(.01 )	(.06 )	(.29 )	(.35 )	13.84	(.07 )	8	1.02	1.02	.38
Class R-3:
8/31/2025	12.66	.47	.06	.53	(.47 )	—	(.47 )	12.72	4.28	108.92		.89	3.76
8/31/2024	12.29	.47	.35	.82	(.45 )	—	(.45 )	12.66	6.85	111.92		.89	3.83
8/31/2023	12.75	.32	(.46 )	(.14 )	(.32 )	—	(.32 )	12.29	(1.13)	112.90		.89	2.59
8/31/2022	13.86	.19	(1.11)	(.92 )	(.19 )	—	(.19 )	12.75	(6.68)	123.87		.87	1.39
8/31/2021	14.22	.08	(.07 )	.01	(.08 )	(.29 )	(.37 )	13.86	.09	148.86		.86	.55
Class R-4:
8/31/2025	12.66	.51	.06	.57	(.51 )	—	(.51 )	12.72	4.58	94.62		.59	4.06
8/31/2024	12.29	.51	.35	.86	(.49 )	—	(.49 )	12.66	7.16	95.63		.59	4.13
8/31/2023	12.75	.36	(.47 )	(.11 )	(.35 )	—	(.35 )	12.29	(.83 )	98.60		.59	2.86
8/31/2022	13.86	.23	(1.11)	(.88 )	(.23 )	—	(.23 )	12.75	(6.40)	117.57		.57	1.69
8/31/2021	14.22	.12	(.07 )	.05	(.12 )	(.29 )	(.41 )	13.86	.39	139.56		.56	.85
Class R-5E:
8/31/2025	12.66	.53	.06	.59	(.53 )	—	(.53 )	12.72	4.79	17.43		.40	4.25
8/31/2024	12.29	.54	.34	.88	(.51 )	—	(.51 )	12.66	7.37	16.43		.40	4.33
8/31/2023	12.75	.39	(.47 )	(.08 )	(.38 )	—	(.38 )	12.29	(.64 )	13.41		.40	3.16
8/31/2022	13.86	.26	(1.12)	(.86 )	(.25 )	—	(.25 )	12.75	(6.22)	11.38		.38	1.92
8/31/2021	14.22	.15	(.07 )	.08	(.15 )	(.29 )	(.44 )	13.86	.58	11.36		.36	1.06
Class R-5:
8/31/2025	12.66	.55	.06	.61	(.54 )	—	(.54 )	12.73	4.97	22.33		.30	4.35
8/31/2024	12.29	.55	.35	.90	(.53 )	—	(.53 )	12.66	7.47	25.33		.30	4.43
8/31/2023	12.75	.40	(.47 )	(.07 )	(.39 )	—	(.39 )	12.29	(.54 )	24.31		.30	3.18
8/31/2022	13.86	.27	(1.11)	(.84 )	(.27 )	—	(.27 )	12.75	(6.12)	29.27		.27	1.99
8/31/2021	14.22	.16	(.06 )	.10	(.17 )	(.29 )	(.46 )	13.86	.68	34.26		.26	1.14
Class R-6:
8/31/2025	12.66	.55	.06	.61	(.55 )	—	(.55 )	12.72	4.95	13,081.28		.24	4.40
8/31/2024	12.29	.55	.35	.90	(.53 )	—	(.53 )	12.66	7.53	11,554.28		.25	4.48
8/31/2023	12.75	.40	(.46 )	(.06 )	(.40 )	—	(.40 )	12.29	(.49 )	10,092.25		.25	3.24
8/31/2022	13.85	.27	(1.10)	(.83 )	(.27 )	—	(.27 )	12.75	(6.01)	11,086.22		.22	2.02
8/31/2021	14.22	.17	(.08 )	.09	(.17 )	(.29 )	(.46 )	13.85	.67	15,032.21		.21	1.21

Portfolio turnover rate for all share classes[11,12]	Year ended August 31,
	2025	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	89%	84%	125%	73%	85%
Including mortgage dollar roll transactions	236%	360%	454%	263%	434%
Refer to the end of the table(s) for footnote(s).

70	Intermediate Bond Fund of America

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

Intermediate Bond Fund of America	71

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Intermediate Bond Fund of America:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Intermediate Bond Fund of America (the “Fund”), including the investment portfolio, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
October 10, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

72	Intermediate Bond Fund of America

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2025:
Qualified dividend income	$271,000
Section 163(j) interest dividends	$1,180,203,000
Corporate dividends received deduction	$271,000
U.S. government income that may be exempt from state taxation	$338,860,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

Intermediate Bond Fund of America	73

Changes in and disagreements with accountants

On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended August 31, 2025.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.
During the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

74	Intermediate Bond Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Intermediate Bond Fund of America	75

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

76	Intermediate Bond Fund of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended August 31, 2025.

D&T's reports on the fund's financial statements as of and for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.

During the fund's fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

(a)(3) Change in registrant’s independent registered public accounting firm – Auditor’s response letter to SEC is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Intermediate Bond Fund of America

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 31, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: October 31, 2025